UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 29, 2008

Date of reporting period: May 31, 2007

ITEM 1.    Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—97.27%

ADVERTISING—2.05%
Donnelley (R.H.) Corp.
8.88%, 01/15/16	$1,400,000	$1,504,417

		1,504,417
AEROSPACE & DEFENSE—1.90%
L-3 Communications Corp.
6.38%, 10/15/15	1,400,000	1,395,625

		1,395,625
AUTO MANUFACTURERS—1.77%
General Motors Corp.
7.13%, 07/15/13(a)	1,400,000	1,299,667

		1,299,667
AUTO PARTS & EQUIPMENT—5.83%
Goodyear Tire & Rubber Co. (The)
9.00%, 07/01/15	1,400,000	1,531,250
Lear Corp.
8.75%, 12/01/16	1,400,000	1,349,250
TRW Automotive Inc.
7.25%, 03/15/17(b)	1,400,000	1,398,833

		4,279,333
BEVERAGES—1.91%
Constellation Brands Inc.
7.25%, 05/15/17(b)	1,400,000	1,405,250

		1,405,250
COAL—3.83%
Massey Energy Co.
6.88%, 12/15/13	1,400,000	1,333,500
Peabody Energy Corp.
7.38%, 11/01/16	1,400,000	1,477,000

		2,810,500
COMMERCIAL SERVICES—5.85%
Aramark Corp.
8.50%, 02/01/15(b)	1,400,000	1,463,875
Hertz Corp.
8.88%, 01/01/14	1,330,000	1,423,100
United Rentals North America Inc.
6.50%, 02/15/12	1,400,000	1,406,748

		4,293,723
COMPUTERS—2.02%
SunGard Data Systems Inc.
9.13%, 08/15/13	1,400,000	1,481,083

		1,481,083

DIVERSIFIED FINANCIAL SERVICES—2.02%
Ford Motor Credit Co.
9.75%, 09/15/10	1,400,000	1,484,000

		1,484,000
ELECTRIC—7.89%
Edison Mission Energy
7.00%, 05/15/17(b)	1,400,000	1,401,400
Mirant North America LLC
7.38%, 12/31/13	1,400,000	1,478,750
NRG Energy Inc.
7.38%, 02/01/16	1,400,000	1,450,167
Reliant Energy Inc.
6.75%, 12/15/14	1,400,000	1,459,500

		5,789,817
ENTERTAINMENT—1.92%
Tropicana Entertainment LLC
9.63%, 12/15/14(b)	1,400,000	1,409,625

		1,409,625
ENVIRONMENTAL CONTROL—1.94%
Allied Waste North America Inc.
6.88%, 06/01/17	1,400,000	1,421,875

		1,421,875
FOREST PRODUCTS & PAPER—1.90%
Georgia-Pacific Corp.
7.13%, 01/15/17(b)	1,400,000	1,396,500

		1,396,500
HEALTH CARE-SERVICES—5.55%
DaVita Inc.
7.25%, 03/15/15	1,400,000	1,426,250
HCA Inc.
6.50%, 02/15/16	1,400,000	1,221,500
Tenet Healthcare Corp.
9.88%, 07/01/14	1,400,000	1,429,461

		4,077,211
HOME BUILDERS—1.81%
KB Home
6.25%, 06/15/15(a)	1,400,000	1,329,034

		1,329,034
LODGING—5.55%
MGM Mirage Inc.
7.50%, 06/01/16	1,400,000	1,386,000
Station Casinos Inc.
6.88%, 03/01/16	1,400,000	1,290,625
Wynn Las Vegas LLC
6.63%, 12/01/14	1,400,000	1,401,750

		4,078,375
MACHINERY—2.00%
Case New Holland Inc.
9.25%, 08/01/11	1,400,000	1,466,439

		1,466,439
MEDIA—9.71%
Cablevision Systems Corp.
8.00%, 04/15/12	1,400,000	1,415,750
CCH I LLC
11.00%, 10/01/15	1,400,000	1,516,083

DIRECTV Holdings LLC
6.38%, 06/15/15	1,400,000	1,352,750
EchoStar DBS Corp.
6.63%, 10/01/14	1,400,000	1,400,000
Umbrella Acquisition Inc.
9.75%, 03/15/15(b)	1,400,000	1,447,740

		7,132,323
MINING—2.07%
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	1,400,000	1,523,375

		1,523,375
OIL & GAS—1.89%
Chesapeake Energy Corp.
6.50%, 08/15/17	1,400,000	1,387,750

		1,387,750
PACKAGING & CONTAINERS—3.92%
Crown Americas LLC
7.75%, 11/15/15	1,400,000	1,466,500
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17(b)	1,400,000	1,410,500

		2,877,000
PHARMACEUTICALS—1.87%
Omnicare Inc.
6.88%, 12/15/15	1,400,000	1,375,593

		1,375,593
PIPELINES—5.84%
Dynegy Holdings Inc.
7.75%, 06/01/19(b)	1,400,000	1,401,400
El Paso Exploration & Production Co.
7.75%, 06/01/13	1,400,000	1,468,250
Williams Companies Inc. (The)
6.38%, 10/01/10(b)	1,400,000	1,416,513

		4,286,163
RETAIL—2.09%
Neiman Marcus Group Inc.
9.00%, 10/15/15	1,400,000	1,532,125

		1,532,125
TELECOMMUNICATIONS—14.14%
Citizens Communications Co.
6.25%, 01/15/13	1,400,000	1,384,250
Dobson Cellular Systems Inc.
9.88%, 11/01/12	1,400,000	1,526,000
Intelsat Bermuda Ltd.
11.25%, 06/15/16	1,400,000	1,592,500
Level 3 Financing Inc.
8.75%, 02/15/17(b)	1,400,000	1,432,667
Qwest Communications International Inc.
7.50%, 02/15/14	1,400,000	1,443,167
West Corp.
9.50%, 10/15/14	1,400,000	1,474,109
Windstream Corp.
8.63%, 08/01/16	1,400,000	1,528,333

		10,381,026

TOTAL CORPORATE BONDS & NOTES
(Cost: $71,266,333)		71,417,829

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.21%

MONEY MARKET FUNDS—4.21%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(c)(d)	312,587	312,587
BGI Cash Premier Fund LLC
5.33%(c)(d)(e)	2,781,000	2,781,000

		3,093,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,093,587)		3,093,587

TOTAL INVESTMENTS IN SECURITIES—101.48%
(Cost: $74,359,920)		74,511,416
Other Assets, Less Liabilities—(1.48)%		(1,085,921)

NET ASSETS—100.00%		$73,425,495

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—98.13%

AUTO MANUFACTURERS—1.01%
DaimlerChrysler N.A. Holding Corp.
5.88%, 03/15/11	$30,030,000	$30,326,985

		30,326,985
BANKS—10.76%
Bank of America Corp.
5.38%, 08/15/11	30,030,000	29,990,424
Bank of America NA
5.30%, 03/15/17	28,600,000	27,700,328
Capital One Financial Corp.
5.70%, 09/15/11	30,030,000	30,016,536
6.15%, 09/01/16	30,030,000	29,939,753
HSBC Holdings PLC
6.50%, 05/02/36	30,030,000	31,486,637
US Bancorp
4.50%, 07/29/10	30,030,000	29,296,968
Wachovia Bank N.A.
5.85%, 02/01/37	30,030,000	29,161,437
Wachovia Corp.
5.30%, 10/15/11	30,030,000	29,873,845
5.63%, 10/15/16	28,600,000	28,319,222
Wells Fargo & Co.
4.88%, 01/12/11	30,030,000	29,543,659
Wells Fargo Bank N.A.
5.75%, 05/16/16	28,600,000	28,907,908

		324,236,717
BEVERAGES—0.99%
Diageo Finance BV
5.50%, 04/01/13	30,030,000	29,859,990

		29,859,990
BUILDING MATERIALS—1.99%
CRH America Inc.
5.63%, 09/30/11	30,030,000	30,005,676
6.00%, 09/30/16	30,030,000	29,966,937

		59,972,613
COMMERCIAL SERVICES—1.97%
Donnelley (R.R.) & Sons Co.
5.63%, 01/15/12	30,030,000	29,826,902
Western Union Co.
5.40%, 11/17/11	30,030,000	29,621,348

		59,448,250
DIVERSIFIED FINANCIAL SERVICES—32.30%
American Express Credit Corp.
5.00%, 12/02/10	30,030,000	29,690,775
Bear Stearns Companies Inc. (The)
5.35%, 02/01/12	30,030,000	29,734,980
5.55%, 01/22/17	30,030,000	29,193,280

Caterpillar Financial Services Corp.
5.05%, 12/01/10	30,030,000	29,847,418
CIT Group Inc.
5.60%, 04/27/11	30,030,000	30,007,868
5.65%, 02/13/17	30,030,000	29,020,699
Citigroup Inc.
5.13%, 02/14/11	30,030,000	29,760,106
5.50%, 02/15/17	30,030,000	29,531,111
6.13%, 08/25/36	30,030,000	30,053,715
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	30,030,000	29,633,876
4.88%, 01/15/15	30,030,000	28,797,205
General Electric Capital Corp.
5.00%, 12/01/10	31,460,000	31,040,009
5.40%, 02/15/17	30,030,000	29,482,782
General Electric Co.
5.00%, 02/01/13	28,600,000	28,001,742
Goldman Sachs Group Inc. (The)
5.30%, 02/14/12	28,600,000	28,312,956
5.63%, 01/15/17	28,600,000	27,955,644
6.45%, 05/01/36	30,030,000	30,379,951
HSBC Finance Corp.
5.25%, 01/14/11	30,030,000	29,760,651
5.50%, 01/19/16	30,030,000	29,440,028
International Lease Finance Corp.
5.30%, 05/01/12	28,600,000	28,324,407
JPMorgan Chase & Co.
5.15%, 10/01/15	30,030,000	29,030,164
5.60%, 06/01/11	30,030,000	30,214,559
Lehman Brothers Holdings Inc.
5.25%, 02/06/12	28,600,000	28,217,995
5.75%, 01/03/17	30,030,000	29,648,667
Merrill Lynch & Co. Inc.
5.77%, 07/25/11	30,030,000	30,331,140
6.05%, 05/16/16	30,030,000	30,398,998
6.11%, 01/29/37	30,030,000	29,132,134
Morgan Stanley
5.45%, 01/09/17	31,460,000	30,497,317
5.63%, 01/09/12	30,030,000	30,108,354
ORIX Corp.
5.48%, 11/22/11	30,030,000	29,783,225
Residential Capital Corp.
6.50%, 06/01/12	30,030,000	29,837,095
SLM Corp.
4.50%, 07/26/10	30,030,000	28,416,840
Toyota Motor Credit Corp.
5.45%, 05/18/11	30,030,000	30,232,334

		973,818,025
ELECTRIC—1.98%
FPL Group Capital Inc.
5.63%, 09/01/11	30,030,000	30,200,506
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	30,030,000	29,602,326

		59,802,832
HEALTH CARE-SERVICES—2.87%
UnitedHealth Group Inc.
5.25%, 03/15/11	30,030,000	29,783,373
5.80%, 03/15/36	28,886,000	27,297,006
WellPoint Inc.
5.00%, 01/15/11	30,030,000	29,502,001

		86,582,380

INSURANCE—2.97%
American International Group Inc.
5.45%, 05/18/17	31,460,000	30,962,775
Berkshire Hathaway Finance Corp.
4.75%, 05/15/12	30,030,000	29,248,006
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	30,030,000	29,406,711

		89,617,492
MACHINERY—1.99%
Caterpillar Inc.
5.70%, 08/15/16	30,030,000	30,095,443
6.05%, 08/15/36	30,030,000	30,014,409

		60,109,852
MEDIA—7.92%
Comcast Corp.
5.45%, 11/15/10	30,030,000	30,009,734
5.90%, 03/15/16	30,030,000	30,035,399
6.45%, 03/15/37	30,030,000	29,502,446
News America Inc.
6.40%, 12/15/35	30,030,000	29,392,343
Time Warner Inc.
5.50%, 11/15/11	30,030,000	29,844,062
Viacom Inc.
5.75%, 04/30/11	30,030,000	30,134,903
6.25%, 04/30/16	30,030,000	30,040,577
6.88%, 04/30/36	30,030,000	29,780,831

		238,740,295
MINING—1.95%
BHP Billiton Finance Ltd.
5.13%, 03/29/12	30,030,000	29,560,446
5.40%, 03/29/17	30,030,000	29,218,104

		58,778,550
OIL & GAS—4.92%
Anadarko Petroleum Corp.
5.95%, 09/15/16	30,030,000	29,637,254
6.45%, 09/15/36	30,030,000	29,340,661
Canadian Natural Resources Ltd.
6.25%, 03/15/38	31,460,000	30,381,186
ConocoPhillips Australia Funding Co.
5.50%, 04/15/13	28,600,000	28,638,324
Shell International Finance BV
5.63%, 06/27/11	30,030,000	30,367,288

		148,364,713
PHARMACEUTICALS—5.87%
Abbott Laboratories
5.60%, 05/15/11	30,030,000	30,242,370
5.88%, 05/15/16	28,600,000	29,033,407
Bristol-Myers Squibb Co.
5.88%, 11/15/36	30,030,000	28,889,885
Wyeth
5.50%, 02/01/14	30,030,000	29,904,077
5.50%, 02/15/16	30,030,000	29,753,601
5.95%, 04/01/37	30,030,000	29,237,046

		177,060,386

REAL ESTATE INVESTMENT TRUSTS—0.99%
iStar Financial Inc.
5.95%, 10/15/13	30,030,000	29,786,156

		29,786,156
RETAIL—6.68%
Federated Retail Holdings Inc.
5.35%, 03/15/12	30,030,000	29,517,666
Home Depot Inc.
5.25%, 12/16/13	30,030,000	29,458,915
5.40%, 03/01/16	30,030,000	28,818,956
5.88%, 12/16/36	30,030,000	28,179,404
Wal-Mart Stores Inc.
4.13%, 07/01/10	28,600,000	27,623,762
5.38%, 04/05/17	28,600,000	28,209,106
5.88%, 04/05/27	30,030,000	29,528,874

		201,336,683
SOFTWARE—0.98%
Oracle Corp.
5.00%, 01/15/11	30,030,000	29,662,048

		29,662,048
TELECOMMUNICATIONS—9.99%
AT&T Inc.
5.30%, 11/15/10	30,030,000	29,842,020
6.80%, 05/15/36	28,600,000	30,212,499
Cisco Systems Inc.
5.25%, 02/22/11	30,030,000	29,944,760
5.50%, 02/22/16	30,030,000	29,622,702
Embarq Corp.
6.74%, 06/01/13	30,030,000	30,714,320
8.00%, 06/01/36	30,030,000	31,254,338
Telecom Italia Capital SA
6.20%, 07/18/11	30,030,000	30,628,104
Verizon Communications Inc.
5.35%, 02/15/11	30,030,000	29,959,425
5.55%, 02/15/16	30,030,000	29,564,127
Verizon Global Funding Corp.
5.85%, 09/15/35	31,460,000	29,530,136

		301,272,431

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,988,778,026)		2,958,776,398

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.59%

MONEY MARKET FUNDS—0.59%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(a)(b)	17,719,621	17,719,621

		17,719,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,719,621)		17,719,621

TOTAL INVESTMENTS IN SECURITIES—98.72%
(Cost: $3,006,497,647)	2,976,496,019
Other Assets, Less Liabilities—1.28%	38,456,710

NET ASSETS—100.00%	$3,014,952,729

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—90.51%

AGRICULTURE—0.30%
Altria Group Inc.
5.63%, 11/04/08	$180,000	$180,109

		180,109
AUTO MANUFACTURERS—2.95%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	480,000	471,059
4.05%, 06/04/08	1,320,000	1,301,128

		1,772,187
BANKS—18.90%
Bank of America Corp.
3.25%, 08/15/08	1,200,000	1,169,848
Bank of Tokyo-Mitsubishi UFJ (The) Ltd.
8.40%, 04/15/10	750,000	806,991
Bank One Corp.
6.00%, 08/01/08	720,000	724,299
BankAmerica Corp.
5.88%, 02/15/09	750,000	755,700
HSBC Holdings PLC
7.50%, 07/15/09	840,000	874,001
KfW Bankengruppe
5.25%, 05/19/09	1,860,000	1,864,073
Korea Development Bank
4.75%, 07/20/09	300,000	295,938
Landwirtschaftliche Rentenbank
3.63%, 10/20/09	540,000	521,602
4.13%, 07/15/08	540,000	532,975
Royal Bank of Canada
4.13%, 01/26/10	600,000	582,015
Sumitomo Bank Treasury Company LLC
9.40%, 12/29/49(a)	750,000	778,861
US Bancorp
5.30%, 04/28/09	750,000	748,661
Wachovia Corp.
3.50%, 08/15/08	420,000	410,607
3.63%, 02/17/09	720,000	699,257
Wells Fargo & Co.
4.20%, 01/15/10	600,000	583,442

		11,348,270
BIOTECHNOLOGY—0.97%
Amgen Inc.
4.00%, 11/18/09	600,000	580,587

		580,587
CHEMICALS—0.82%
Dow Chemical Co. (The)
5.75%, 12/15/08	180,000	180,527

Du Pont (E.I.) de Nemours and Co.
6.88%, 10/15/09	300,000	310,448

		490,975
COMPUTERS—0.49%
International Business Machines Corp.
4.25%, 09/15/09	300,000	292,960

		292,960
COSMETICS & PERSONAL CARE—0.77%
Procter & Gamble Co.
6.88%, 09/15/09	450,000	464,359

		464,359
DIVERSIFIED FINANCIAL SERVICES—30.00%
American General Finance Corp.
3.88%, 10/01/09	1,200,000	1,158,539
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	600,000	583,616
Capital One Bank
5.00%, 06/15/09	300,000	297,309
Caterpillar Financial Services Corp.
4.50%, 06/15/09	300,000	294,525
CIT Group Inc.
3.38%, 04/01/09	300,000	288,120
4.13%, 11/03/09	600,000	580,456
Citigroup Inc.
4.25%, 07/29/09	1,200,000	1,172,852
Credit Suisse First Boston USA Inc.
4.70%, 06/01/09	780,000	769,392
Eksportfinans ASA
4.38%, 07/15/09	900,000	885,114
General Electric Capital Corp.
3.13%, 04/01/09	600,000	577,186
5.25%, 10/27/09	600,000	599,571
Goldman Sachs Group Inc. (The)
6.65%, 05/15/09	1,500,000	1,532,445
HSBC Finance Corp.
5.88%, 02/01/09	780,000	784,816
6.40%, 06/17/08	720,000	726,489
International Lease Finance Corp.
3.50%, 04/01/09	600,000	579,545
John Deere Capital Corp.
4.40%, 07/15/09	450,000	441,244
JPMorgan Chase & Co.
3.50%, 03/15/09	1,200,000	1,161,213
Lehman Brothers Holdings Inc.
3.60%, 03/13/09	300,000	290,687
4.50%, 07/26/10	900,000	876,013
Merrill Lynch & Co. Inc.
4.25%, 02/08/10	750,000	728,292
6.00%, 02/17/09	1,020,000	1,029,168
Morgan Stanley
3.88%, 01/15/09	600,000	585,698
4.00%, 01/15/10	480,000	463,185
National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	360,000	362,223
SLM Corp.
4.00%, 01/15/09	300,000	290,625
Textron Financial Corp.
6.00%, 11/20/09	600,000	607,520
Toyota Motor Credit Corp.
4.25%, 03/15/10	360,000	350,872

		18,016,715

ELECTRIC—2.24%
Constellation Energy Group Inc.
6.13%, 09/01/09	450,000	455,359
FPL Group Capital Inc.
7.38%, 06/01/09	300,000	310,880
Pacific Gas & Electric Co.
3.60%, 03/01/09	600,000	581,510

		1,347,749
FOOD—2.00%
Kraft Foods Inc.
4.13%, 11/12/09	600,000	580,539
Safeway Inc.
7.50%, 09/15/09	600,000	622,408

		1,202,947
FOREST PRODUCTS & PAPER—0.24%
International Paper Co.
4.25%, 01/15/09	150,000	146,742

		146,742
GAS—0.32%
Sempra Energy
7.95%, 03/01/10	180,000	191,327

		191,327
INSURANCE—1.98%
Allstate Corp. (The)
7.20%, 12/01/09	300,000	312,687
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	900,000	875,457

		1,188,144
MEDIA—2.80%
British Sky Broadcasting PLC
8.20%, 07/15/09	300,000	315,333
Comcast Cable Communications Inc.
6.88%, 06/15/09	900,000	923,241
Cox Communications Inc.
4.63%, 01/15/10	450,000	440,055

		1,678,629
MULTI-NATIONAL—8.71%
European Investment Bank
3.00%, 06/16/08(b)	1,260,000	1,231,297
3.38%, 03/16/09	1,260,000	1,225,955
4.00%, 03/03/10	1,050,000	1,020,598
Inter-American Development Bank
5.63%, 04/16/09	450,000	454,401
7.38%, 01/15/10	450,000	474,459
International Bank for Reconstruction & Development
4.13%, 06/24/09	420,000	413,263
International Finance Corp.
3.75%, 06/30/09	420,000	408,458

		5,228,431
OFFICE & BUSINESS EQUIPMENT—0.53%
Xerox Corp.
9.75%, 01/15/09	300,000	318,744

		318,744

OIL & GAS—2.84%
BP Capital Markets PLC
4.88%, 03/15/10	300,000	296,637
ConocoPhillips
8.75%, 05/25/10	600,000	655,218
Enterprise Products Operating LP
4.63%, 10/15/09	450,000	440,842
Pemex Project Funding Master Trust
7.88%, 02/01/09	300,000	310,488

		1,703,185
PHARMACEUTICALS—0.50%
Abbott Laboratories
5.38%, 05/15/09	300,000	300,092

		300,092
PIPELINES—0.31%
Duke Capital LLC
7.50%, 10/01/09	180,000	186,966

		186,966
RETAIL—4.23%
CVS/Caremark Corp.
4.00%, 09/15/09	180,000	174,181
Federated Department Stores Inc.
6.63%, 09/01/08	600,000	607,715
Home Depot Inc.
3.75%, 09/15/09	240,000	231,218
Target Corp.
5.38%, 06/15/09	600,000	599,736
Wal-Mart Stores Inc.
6.88%, 08/10/09	900,000	928,505

		2,541,355
SAVINGS & LOANS—0.98%
Washington Mutual Inc.
4.00%, 01/15/09	600,000	585,941

		585,941
SOVEREIGN DEBT SECURITIES—0.69%
Svensk Exportkredit AB
4.63%, 02/17/09	420,000	415,779

		415,779
TELECOMMUNICATIONS—6.94%
GTE California Inc.
6.70%, 09/01/09	300,000	305,902
SBC Communications Inc.
4.13%, 09/15/09	1,200,000	1,165,391
Sprint Capital Corp.
6.13%, 11/15/08	900,000	906,028
Telecom Italia Capital SA
4.00%, 01/15/10	900,000	866,138
Telefonos de Mexico SA de CV
4.75%, 01/27/10	300,000	294,303
Vodafone Group PLC
7.75%, 02/15/10	600,000	632,978

		4,170,740

TOTAL CORPORATE BONDS & NOTES
(Cost: $54,614,065)		54,352,933

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(c)—7.56%
Canada (Government of)
5.25%, 11/05/08	300,000	300,572
Italy (Republic of)
3.25%, 05/15/09	900,000	869,760
4.00%, 06/16/08	1,200,000	1,184,268
Ontario (Province of)
5.50%, 10/01/08	840,000	842,103
Quebec (Province of)
5.75%, 02/15/09	600,000	605,104
United Mexican States
4.63%, 10/08/08	480,000	473,837
9.88%, 02/01/10	240,000	266,465
TOTAL FOREIGN GOVERNMENT BONDS & NOTES

(Cost: $4,557,441)		4,542,109

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.57%

MONEY MARKET FUNDS—1.57%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	339,183	339,183
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	602,438	602,438

		941,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $941,621)		941,621

TOTAL INVESTMENTS IN SECURITIES—99.64%
(Cost: $60,113,127)		59,836,663
Other Assets, Less Liabilities—0.36%		217,838

NET ASSETS—100.00%		$60,054,501

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.53%

U.S. Treasury Notes
2.63%, 03/15/09(a)	$281,952,000	$270,933,324
3.13%, 09/15/08(a)	182,628,000	178,319,804
3.13%, 10/15/08(a)	168,210,000	164,018,212
3.13%, 04/15/09	120,150,000	116,289,584
3.25%, 08/15/08(a)	121,752,000	119,221,990
3.25%, 01/15/09(a)	285,156,000	277,647,834
3.38%, 12/15/08(a)	176,220,000	172,055,923
3.38%, 09/15/09(a)	72,090,000	69,757,168
3.38%, 10/15/09(a)	78,498,000	75,857,329
3.50%, 08/15/09(a)	202,653,000	196,751,738
3.50%, 12/15/09(a)	80,100,000	77,487,137
3.63%, 07/15/09(a)	145,782,000	142,054,356
3.63%, 01/15/10(a)	148,185,000	143,693,516
4.00%, 06/15/09(a)	221,076,000	217,297,811
4.00%, 03/15/10(a)	144,180,000	140,937,390
4.00%, 04/15/10(a)	128,961,000	125,996,181
4.13%, 08/15/08	402,102,000	397,799,509
4.38%, 11/15/08	136,170,000	134,956,727
4.50%, 02/15/09(a)	251,514,000	249,635,185
4.50%, 03/31/09	294,768,000	292,507,135
4.50%, 04/30/09	256,320,000	254,336,078
4.50%, 05/15/10	100,125,000	99,115,737
4.63%, 09/30/08(a)	336,420,000	334,724,450
4.63%, 11/15/09(a)	240,300,000	238,829,364
4.75%, 11/15/08(a)	281,151,000	280,161,357
4.75%, 12/31/08	120,150,000	119,718,660
4.75%, 02/15/10	320,400,000	319,281,807
4.88%, 10/31/08(a)	92,115,000	91,935,376
4.88%, 05/15/09(a)	280,350,000	280,139,746
4.88%, 08/15/09(a)	448,560,000	448,277,389
5.13%, 06/30/08	120,150,000	120,234,105
6.50%, 02/15/10	159,399,000	165,835,535

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,342,018,877)		6,315,807,457
Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—61.48%

COMMERCIAL PAPER(b)—5.03%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	43,951,053	43,918,761
BNP Paribas Finance Inc.
5.12%, 06/06/07	5,593,770	5,589,797
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	14,847,465	14,847,465

Fairway Finance Corp.
5.28%, 06/04/07(c)	7,801,072	7,797,640
General Electric Capital Corp.
5.12%, 06/04/07(c)	11,986,651	11,981,542
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	31,964,402	31,964,402
Grampian Funding LLC
5.14%, 06/06/07(c)	23,973,302	23,956,204
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	15,982,201	15,970,847
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	4,002,742	3,999,818
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	11,532,597	11,527,532
Links Finance LLC
5.31%, 06/01/07(c)	17,901,504	17,901,504
Park Granada LLC
5.33%, 06/01/07(c)	43,951,053	43,951,053
Park Sienna LLC
5.34%, 06/01/07(c)	19,178,641	19,178,641
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	38,067,366	38,067,365
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	31,964,402	31,964,402

		322,616,973
MEDIUM-TERM NOTES(b)—0.19%
K2 USA LLC
5.39%, 06/04/07(c)	11,986,651	11,986,651

		11,986,651
MONEY MARKET FUNDS—45.62%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	46,824,606	46,824,606
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	2,877,518,616	2,877,518,616

		2,924,343,222
REPURCHASE AGREEMENTS(b)—6.78%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $15,025,506 (collateralized by non-U.S. government debt securities, value $15,540,015, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$15,023,269	15,023,269
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $31,969,161 (collateralized by non-U.S. government debt securities, value $33,696,508, 3.50% to 6.11%, 3/10/09 to 12/27/22).	31,964,402	31,964,402
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $63,938,234 (collateralized by non-U.S. government debt securities, value $65,467,501, 5.00%, 5/1/35).	63,928,805	63,928,805

Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $39,961,396 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $40,917,554, 5.00% to 7.50%, 9/1/15 to 5/1/37).	39,955,503	39,955,503
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $23,976,878 (collateralized by non-U.S. government debt securities, value $26,475,911, 0.00% to 12.87%, 2/15/20 to 11/25/52).	23,973,302	23,973,302
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $43,957,536 (collateralized by non-U.S. government debt securities, value $45,040,999, 4.13% to 6.26%, 4/1/19 to 10/1/42).	43,951,053	43,951,053
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $23,976,871 (collateralized by U.S. government obligations, value $25,352,611, 5.56%, 8/25/46).	23,973,302	23,973,302
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $39,961,396 (collateralized by non-U.S. government debt securities, value $40,917,773, 4.17% to 6.73%, 8/1/31 to 6/1/37).	39,955,503	39,955,503
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $23,976,845 (collateralized by non-U.S. government debt securities, value $24,791,363, 5.25% to 9.63%, 11/15/07 to 4/15/37).	23,973,302	23,973,302
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $39,961,408 (collateralized by non-U.S. government debt securities, value $42,098,948, 0.00% to 6.35%, 3/20/10 to 12/15/26).	39,955,503	39,955,503
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $7,992,291 (collateralized by non-U.S. government debt securities, value $8,424,345, 3.30% to 5.95%, 1/1/30 to 6/1/46).	7,991,101	7,991,101
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $39,961,441 (collateralized by non-U.S. government debt securities, value $41,881,252, 2.25% to 10.07%, 11/1/11 to 5/25/47).	39,955,503	39,955,503
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $23,976,858 (collateralized by non-U.S. government debt securities, value $25,080,514, 3.60% to 13.63%, 10/15/07 to 2/15/26).	23,973,302	23,973,302
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $15,984,581 (collateralized by non-U.S. government debt securities, value $16,720,343, 3.60% to 13.63%, 10/15/07 to 2/15/26).	15,982,201	15,982,201

		434,556,051

TIME DEPOSITS(b)—3.37%
Danske Bank A/S
5.32%, 06/01/07	39,955,503	39,955,503
Deutsche Bank AG
5.29%, 06/01/07	39,955,503	39,955,503
Dexia Credit Local
5.29%, 06/01/07	44,177,041	44,177,041
KBC Bank
5.32%, 06/01/07	43,951,053	43,951,053
Societe Generale
5.29%-5.32%, 06/01/07	47,946,603	47,946,603

		215,985,703
VARIABLE & FLOATING RATE NOTES(b)—0.49%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	8,790,211	8,790,211
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	1,598,220	1,598,220
Strips III LLC
5.37%, 07/24/07(c)	2,935,004	2,935,004
Wal-Mart Stores Inc.
5.50%, 07/16/07	11,986,651	11,987,647
Wind Master Trust
5.31%, 07/25/07(c)	6,392,880	6,392,880

		31,703,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,941,192,562)		3,941,192,562

TOTAL INVESTMENTS IN SECURITIES—160.01%
(Cost: $10,283,211,439)		10,257,000,019
Other Assets, Less Liabilities—(60.01)%		(3,846,970,735)

NET ASSETS—100.00%		$6,410,029,284

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.67%
U.S. Treasury Notes
3.63%, 06/15/10	$5,000,000	$4,829,300
3.63%, 05/15/13(a)	11,680,000	10,951,052
4.13%, 08/15/10(a)	9,760,000	9,549,770
4.25%, 01/15/11(a)	6,400,000	6,272,512
4.25%, 11/15/13(a)	7,160,000	6,927,300
4.50%, 11/15/10(a)	1,600,000	1,582,480
4.63%, 08/31/11(a)	7,200,000	7,135,056
4.75%, 05/15/14	2,560,000	2,540,902
4.88%, 04/30/11	16,080,000	16,089,487
4.88%, 02/15/12(a)	12,800,000	12,818,689

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $79,641,459)		78,696,548
Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—46.99%

COMMERCIAL PAPER(b)—0.01%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	899	898
BNP Paribas Finance Inc.
5.12%, 06/06/07	114	114
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	304	304
Fairway Finance Corp.
5.28%, 06/04/07(c)	160	160
General Electric Capital Corp.
5.12%, 06/04/07(c)	245	245
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	654	654
Grampian Funding LLC
5.14%, 06/06/07(c)	490	490
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	327	327
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	82	82
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	236	236
Links Finance LLC
5.31%, 06/01/07(c)	366	366
Park Granada LLC
5.33%, 06/01/07(c)	899	902
Park Sienna LLC
5.34%, 06/01/07(c)	392	392
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	779	779

Variable Funding Capital Corp.
5.31%, 06/01/07(c)	654	654

		6,603
MEDIUM-TERM NOTES(b)—0.00%
K2 USA LLC
5.39%, 06/04/07(c)	245	245

		245
MONEY MARKET FUNDS—46.96%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	494,887	494,887
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	36,960,080	36,960,080

		37,454,967
REPURCHASE AGREEMENTS(b)—0.01%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $307 (collateralized by non-U.S. government debt securities, value $318, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$307	307
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $654 (collateralized by non-U.S. government debt securities, value $689, 3.50% to 6.11%, 3/10/09 to 12/27/22).	654	654
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,308 (collateralized by non-U.S. government debt securities, value $1,339, 5.00%, 5/1/35).	1,308	1,308
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $817 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $837, 5.00% to 7.50%, 9/1/15 to 5/1/37).	817	817
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $490 (collateralized by non-U.S. government debt securities, value $542, 0.00% to 12.87%, 2/15/20 to 11/25/52).	490	490
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $899 (collateralized by non-U.S. government debt securities, value $921, 4.13% to 6.26%, 4/1/19 to 10/1/42).	899	899
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $490 (collateralized by U.S. government obligations, value $519, 5.56%, 8/25/46).	490	490

Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $817 (collateralized by non-U.S. government debt securities, value $837, 4.17% to 6.73%, 8/1/31 to 6/1/37).	817	817
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $490 (collateralized by non-U.S. government debt securities, value $507, 5.25% to 9.63%, 11/15/07 to 4/15/37).	490	490
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $817 (collateralized by non-U.S. government debt securities, value $861, 0.00% to 6.35%, 3/20/10 to 12/15/26).	817	817
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $163 (collateralized by non-U.S. government debt securities, value $172, 3.30% to 5.95%, 1/1/30 to 6/1/46).	163	163
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $817 (collateralized by non-U.S. government debt securities, value $857, 2.25% to 10.07%, 11/1/11 to 5/25/47).	817	817
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $490 (collateralized by non-U.S. government debt securities, value $513, 3.60% to 13.63%, 10/15/07 to 2/15/26).	490	490
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $327 (collateralized by non-U.S. government debt securities, value $342, 3.60% to 13.63%, 10/15/07 to 2/15/26).	327	327

		8,886
TIME DEPOSITS(b)—0.01%
Danske Bank A/S
5.32%, 06/01/07	817	817
Deutsche Bank AG
5.29%, 06/01/07	817	817
Dexia Credit Local
5.29%, 06/01/07	904	904
KBC Bank
5.32%, 06/01/07	899	899
Societe Generale
5.29%-5.32%, 06/01/07	980	980

		4,417
VARIABLE & FLOATING RATE NOTES(b)—0.00%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	180	180
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	33	33
Strips III LLC
5.37%, 07/24/07(c)	60	60
Wal-Mart Stores Inc.
5.50%, 07/16/07	245	245
Wind Master Trust
5.31%, 07/25/07(c)	131	131

		649

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,475,767)		37,475,767

TOTAL INVESTMENTS IN SECURITIES—145.66%
(Cost: $117,117,226)		116,172,315
Other Assets, Less Liabilities—(45.66)%		(36,414,865)

NET ASSETS—100.00%		$79,757,450

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.53%
U.S. Treasury Bonds
7.25%, 05/15/16(a)	$64,961,000	$75,906,273
9.25%, 02/15/16(a)	105,200,000	137,381,735
9.88%, 11/15/15	21,040,000	28,241,150
11.25%, 02/15/15(a)	266,682,000	374,373,536
U.S. Treasury Notes
4.13%, 05/15/15(a)	373,986,000	355,125,890
4.25%, 08/15/14	114,405,000	110,025,573
4.25%, 11/15/14(a)	106,778,000	102,607,253
4.50%, 11/15/15(a)	34,716,000	33,780,751
4.50%, 02/15/16(a)	107,830,000	104,923,982
4.50%, 05/15/17	211,760,000	205,307,679
4.63%, 11/15/16(a)	171,476,000	167,854,427
4.63%, 02/15/17(a)	104,674,000	102,421,416
4.88%, 08/15/16(a)	232,229,000	231,643,785
5.13%, 05/15/16(a)	86,790,000	88,144,789

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,151,891,234)		2,117,738,239

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—45.37%

COMMERCIAL PAPER(b)—5.13%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	15,033,691	15,022,645
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,913,379	1,912,020
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	5,078,654	5,078,654
Fairway Finance Corp.
5.28%, 06/04/07(c)	2,668,398	2,667,224
General Electric Capital Corp.
5.12%, 06/04/07(c)	4,100,098	4,098,350
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	10,933,594	10,933,594
Grampian Funding LLC
5.14%, 06/06/07(c)	8,200,195	8,194,347
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	5,466,797	5,462,913
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	1,369,159	1,368,159
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	3,944,786	3,943,053
Links Finance LLC
5.31%, 06/01/07(c)	6,123,304	6,123,304

Park Granada LLC
5.33%, 06/01/07(c)	15,033,691	15,033,690
Park Sienna LLC
5.34%, 06/01/07(c)	6,560,156	6,560,156
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	13,021,145	13,021,145
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	10,933,594	10,933,594

		110,352,848
MEDIUM-TERM NOTES(b)—0.19%
K2 USA LLC
5.39%, 06/04/07(c)	4,100,098	4,100,098

		4,100,098
MONEY MARKET FUNDS —29.19%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	23,659,741	23,659,741
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	603,586,960	603,586,960

		627,246,701
REPURCHASE AGREEMENTS(b)—6.92%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $10,935,222 (collateralized by non-U.S. government debt securities, value $11,526,069, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$10,933,594	10,933,594
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $5,139,554 (collateralized by non-U.S. government debt securities, value $5,315,545, 5.50% to 8.00%, 11/1/08 to 3/15/19).	5,138,789	5,138,789
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $21,870,412 (collateralized by non-U.S. government debt securities, value $22,393,506, 5.00%, 5/1/35).	21,867,187	21,867,187
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $13,669,008 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $13,996,066, 5.00% to 7.50%, 9/1/15 to 5/1/37).	13,666,992	13,666,992
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $8,201,418 (collateralized by non-U.S. government debt securities, value $9,056,226, 0.00% to 12.87%, 2/15/20 to 11/25/52).	8,200,195	8,200,195
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $15,035,908 (collateralized by non-U.S. government debt securities, value $15,406,513, 4.13% to 6.26%, 4/1/19 to 10/1/42).	15,033,691	15,033,691
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $8,201,416 (collateralized by U.S. government obligations, value $8,671,995, 5.56%, 8/25/46).	8,200,195	8,200,195

Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $13,669,008 (collateralized by non-U.S. government debt securities, value $13,996,141, 4.17% to 6.73%, 8/1/31 to 6/1/37).	13,666,992	13,666,992
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $8,201,407 (collateralized by non-U.S. government debt securities, value $8,480,017, 5.25% to 9.63%, 11/15/07 to 4/15/37).	8,200,195	8,200,195
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $13,669,012 (collateralized by non-U.S. government debt securities, value $14,400,169, 0.00% to 6.35%, 3/20/10 to 12/15/26).	13,666,992	13,666,992
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,733,805 (collateralized by non-U.S. government debt securities, value $2,881,592, 3.30% to 5.95%, 1/1/30 to 6/1/46).	2,733,398	2,733,398
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $13,669,023 (collateralized by non-U.S. government debt securities, value $14,325,705, 2.25% to 10.07%, 11/1/11 to 5/25/47).	13,666,992	13,666,992
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $8,201,411 (collateralized by non-U.S. government debt securities, value $8,578,923, 3.60% to 13.63%, 10/15/07 to 2/15/26).	8,200,195	8,200,195
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $5,467,611 (collateralized by non-U.S. government debt securities, value $5,719,282, 3.60% to 13.63%, 10/15/07 to 2/15/26).	5,466,797	5,466,797

		148,642,204
TIME DEPOSITS(b)—3.44%
Danske Bank A/S
5.32%, 06/01/07	13,666,992	13,666,992
Deutsche Bank AG
5.29%, 06/01/07	13,666,992	13,666,992
Dexia Credit Local
5.29%, 06/01/07	15,110,992	15,110,992
KBC Bank
5.32%, 06/01/07	15,033,691	15,033,691
Societe Generale
5.29%-5.32%, 06/01/07	16,400,390	16,400,390

		73,879,057
VARIABLE & FLOATING RATE NOTES(b)—0.50%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	3,006,738	3,006,738
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	546,680	546,680
Strips III LLC
5.37%, 07/24/07(c)	1,003,934	1,003,934
Wal-Mart Stores Inc.
5.50%, 07/16/07	4,100,098	4,100,438

Wind Master Trust
5.31%, 07/25/07(c)	2,186,719	2,186,719

		10,844,509

TOTAL SHORT-TERM INVESTMENTS
(Cost: $975,065,417)		975,065,417

TOTAL INVESTMENTS IN SECURITIES—143.90%
(Cost: $3,126,956,651)		3,092,803,656
Other Assets, Less Liabilities—(43.90)%		(943,597,470)

NET ASSETS—100.00%		$2,149,206,186

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.21%
U.S. Treasury Bonds
6.00%, 02/15/26	$3,000,000	$3,323,310
6.50%, 11/15/26(a)	3,732,000	4,374,613
7.50%, 11/15/24(a)	3,000,000	3,826,800
7.88%, 02/15/21(a)	4,380,000	5,581,960
8.00%, 11/15/21	2,310,000	2,994,268
8.88%, 08/15/17(a)	2,454,000	3,218,274
8.88%, 02/15/19(a)	4,350,000	5,826,172

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $29,793,617)		29,145,397

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—47.15%

COMMERCIAL PAPER(b)—0.03%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	1,087	1,091
BNP Paribas Finance Inc.
5.12%, 06/06/07	138	138
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	367	367
Fairway Finance Corp.
5.28%, 06/04/07(c)	193	193
General Electric Capital Corp.
5.12%, 06/04/07(c)	297	296
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	791	791
Grampian Funding LLC
5.14%, 06/06/07(c)	593	593
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	395	395
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	99	99
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	285	285
Links Finance LLC
5.31%, 06/01/07(c)	443	443
Park Granada LLC
5.33%, 06/01/07(c)	1,087	1,087
Park Sienna LLC
5.34%, 06/01/07(c)	474	474
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	942	941
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	791	791

		7,984

MEDIUM-TERM NOTES(b)—0.00%
K2 USA LLC
5.39%, 06/04/07(c)	297	297

		297
MONEY MARKET FUNDS—47.07%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	329,608	329,608
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	13,637,815	13,637,815

		13,967,423
REPURCHASE AGREEMENTS(b)—0.03%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $371 (collateralized by non-U.S. government debt securities, value $384, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$371	371
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $791 (collateralized by non-U.S. government debt securities, value $834, 3.50% to 6.11%, 3/10/09 to 12/27/22).	791	791
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,581 (collateralized by non-U.S. government debt securities, value $1,620, 5.00%, 5/1/35).	1,581	1,581
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $988 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $1,012, 5.00% to 7.50%, 9/1/15 to 5/1/37).	988	988
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $593 (collateralized by non-U.S. government debt securities, value $655, 0.00% to 12.87%, 2/15/20 to 11/25/52).	593	593
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $1,087 (collateralized by non-U.S. government debt securities, value $1,114, 4.13% to 6.26%, 4/1/19 to 10/1/42).	1,087	1,087
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $593 (collateralized by U.S. government obligations, value $627, 5.56%, 8/25/46).	593	593
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $988 (collateralized by non-U.S. government debt securities, value $1,012, 4.17% to 6.73%, 8/1/31 to 6/1/37).	988	988
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $593 (collateralized by non-U.S. government debt securities, value $613, 5.25% to 9.63%, 11/15/07 to 4/15/37).	593	593

Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $988 (collateralized by non-U.S. government debt securities, value $1,041, 0.00% to 6.35%, 3/20/10 to 12/15/26).	988	988
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $198 (collateralized by non-U.S. government debt securities, value $208, 3.30% to 5.95%, 1/1/30 to 6/1/46).	198	198
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $988 (collateralized by non-U.S. government debt securities, value $1,036, 2.25% to 10.07%, 11/1/11 to 5/25/47).	988	988
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $593 (collateralized by non-U.S. government debt securities, value $620, 3.60% to 13.63%, 10/15/07 to 2/15/26).	593	593
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $395 (collateralized by non-U.S. government debt securities, value $414, 3.60% to 13.63%, 10/15/07 to 2/15/26).	395	395

		10,747
TIME DEPOSITS(b)—0.02%
Danske Bank A/S
5.32%, 06/01/07	988	988
Deutsche Bank AG
5.29%, 06/01/07	988	988
Dexia Credit Local
5.29%, 06/01/07	1,093	1,093
KBC Bank
5.32%, 06/01/07	1,087	1,087
Societe Generale
5.29%-5.32%, 06/01/07	1,186	1,186

		5,342
VARIABLE & FLOATING RATE NOTES(b)—0.00%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	217	217
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	40	40
Strips III LLC
5.37%, 07/24/07(c)	73	73
Wal-Mart Stores Inc.
5.50%, 07/16/07	297	297
Wind Master Trust
5.31%, 07/25/07(c)	158	158

		785

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,992,578)		13,992,578

TOTAL INVESTMENTS IN SECURITIES—145.36%
(Cost: $43,786,195)		43,137,975
Other Assets, Less Liabilities—(45.36)%		(13,461,913)

NET ASSETS—100.00%		$29,676,062

(a)	All or a portion of this security represents a security on loan. See Note 3.

(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.49%
U.S. Treasury Bonds
4.50%, 02/15/36(a)	$291,237,000	$268,374,901
4.75%, 02/15/37	158,453,000	152,189,348
5.25%, 11/15/28	82,025,000	83,846,776
5.25%, 02/15/29(a)	138,381,000	141,500,105
5.38%, 02/15/31(a)	176,595,000	184,308,663
5.50%, 08/15/28	126,608,000	133,344,810
6.13%, 11/15/27(a)	204,580,000	231,388,155
6.13%, 08/15/29	113,291,000	129,036,187
6.25%, 05/15/30(a)	188,561,000	218,834,469
6.38%, 08/15/27	86,657,000	100,534,259

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,735,210,076)		1,643,357,673

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—40.74%

COMMERCIAL PAPER(b)—5.44%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	12,377,396	12,368,299
BNP Paribas Finance Inc.
5.12%, 06/06/07	1,575,305	1,574,186
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	4,181,310	4,181,310
Fairway Finance Corp.
5.28%, 06/04/07(c)	2,196,920	2,195,954
General Electric Capital Corp.
5.12%, 06/04/07(c)	3,375,654	3,374,215
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	9,001,743	9,001,743
Grampian Funding LLC
5.14%, 06/06/07(c)	6,751,307	6,746,492
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	4,500,871	4,497,674
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	1,127,243	1,126,420
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	3,247,784	3,246,358
Links Finance LLC
5.31%, 06/01/07(c)	5,041,381	5,041,381
Park Granada LLC
5.33%, 06/01/07(c)	12,377,396	12,377,396
Park Sienna LLC
5.34%, 06/01/07(c)	5,401,046	5,401,046
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	10,720,446	10,720,445

Variable Funding Capital Corp.
5.31%, 06/01/07(c)	9,001,743	9,001,743

		90,854,662
MEDIUM-TERM NOTES(b)—0.20%
K2 USA LLC
5.39%, 06/04/07(c)	3,375,654	3,375,654

		3,375,654
MONEY MARKET FUNDS—23.58%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	15,844,389	15,844,389
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	377,605,920	377,605,920

		393,450,309
REPURCHASE AGREEMENTS(b)—7.33%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $4,231,449 (collateralized by non-U.S. government debt securities, value $4,376,344, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$4,230,819	4,230,819
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $9,003,083 (collateralized by non-U.S. government debt securities, value $9,489,535, 3.50% to 6.11%, 3/10/09 to 12/27/22).	9,001,743	9,001,743
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $18,006,142 (collateralized by non-U.S. government debt securities, value $18,436,810, 5.00%, 5/1/35).	18,003,486	18,003,486
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $11,253,839 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $11,523,109, 5.00% to 7.50%, 9/1/15 to 5/1/37).	11,252,179	11,252,179
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $6,752,314 (collateralized by non-U.S. government debt securities, value $7,456,086, 0.00% to 12.87%, 2/15/20 to 11/25/52).	6,751,307	6,751,307
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $12,379,222 (collateralized by non-U.S. government debt securities, value $12,684,345, 4.13% to 6.26%, 4/1/19 to 10/1/42).	12,377,396	12,377,396
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $6,752,312 (collateralized by U.S. government obligations, value $7,139,745, 5.56%, 8/25/46).	6,751,307	6,751,307
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $11,253,839 (collateralized by non-U.S. government debt securities, value $11,523,171, 4.17% to 6.73%, 8/1/31 to 6/1/37).	11,252,179	11,252,179

Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $6,752,305 (collateralized by non-U.S. government debt securities, value $6,981,688, 5.25% to 9.63%, 11/15/07 to 4/15/37).	6,751,307	6,751,307
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $11,253,842 (collateralized by non-U.S. government debt securities, value $11,855,811, 0.00% to 6.35%, 3/20/10 to 12/15/26).	11,252,179	11,252,179
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $2,250,771 (collateralized by non-U.S. government debt securities, value $2,372,445, 3.30% to 5.95%, 1/1/30 to 6/1/46).	2,250,436	2,250,436
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $11,253,851 (collateralized by non-U.S. government debt securities, value $11,794,504, 2.25% to 10.07%, 11/1/11 to 5/25/47).	11,252,179	11,252,179
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $6,752,308 (collateralized by non-U.S. government debt securities, value $7,063,118, 3.60% to 13.63%, 10/15/07 to 2/15/26).	6,751,307	6,751,307
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $4,501,541 (collateralized by non-U.S. government debt securities, value $4,708,745, 3.60% to 13.63%, 10/15/07 to 2/15/26).	4,500,871	4,500,871

		122,378,695
TIME DEPOSITS(b)—3.65%
Danske Bank A/S
5.32%, 06/01/07	11,252,179	11,252,179
Deutsche Bank AG
5.29%, 06/01/07	11,252,179	11,252,179
Dexia Credit Local
5.29%, 06/01/07	12,441,039	12,441,039
KBC Bank
5.32%, 06/01/07	12,377,396	12,377,396
Societe Generale
5.29%-5.32%, 06/01/07	13,502,615	13,502,615

		60,825,408
VARIABLE & FLOATING RATE NOTES(b)—0.54%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	2,475,479	2,475,479
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	450,087	450,087
Strips III LLC
5.37%, 07/24/07(c)	826,549	826,549
Wal-Mart Stores Inc.
5.50%, 07/16/07	3,375,654	3,375,934
Wind Master Trust
5.31%, 07/25/07(c)	1,800,349	1,800,349

		8,928,398

TOTAL SHORT-TERM INVESTMENTS
(Cost: $679,813,126)		679,813,126

TOTAL INVESTMENTS IN SECURITIES—139.23%
(Cost: $2,415,023,202)	2,323,170,799
Other Assets, Less Liabilities—(39.23)%	(654,565,184)

NET ASSETS—100.00%	$1,668,605,615

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

May 31, 2007

Security	Principal	Value
CORPORATE BONDS & NOTES—26.20%
AEROSPACE & DEFENSE—0.25%
United Technologies Corp.
4.38%, 05/01/10	$15,075,000	$14,682,400

		14,682,400
AUTO MANUFACTURERS—0.77%
DaimlerChrysler N.A. Holding Corp.
3.88%, 07/22/08	15,075,000	14,794,195
4.05%, 06/04/08	15,075,000	14,859,479
7.30%, 01/15/12	15,075,000	16,105,345

		45,759,019
BANKS—4.00%
Bank of America Corp.
4.50%, 08/01/10	30,150,000	29,402,868
4.88%, 01/15/13	15,075,000	14,616,621
Bank One Corp.
2.63%, 06/30/08	15,075,000	14,629,475
Capital One Financial Corp.
6.15%, 09/01/16	15,075,000	15,073,254
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	15,075,000	15,290,749
KfW Bankengruppe
4.25%, 06/15/10	30,150,000	29,428,339
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	12,060,000	11,855,048
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	15,075,000	14,562,291
Swedish Export Credit Corp.
5.00%, 05/22/09	6,030,000	6,016,629
US Bank N.A.
4.95%, 10/30/14	15,075,000	14,504,034
Wachovia Corp.
3.50%, 08/15/08	15,075,000	14,737,854
5.25%, 08/01/14	30,150,000	29,410,224
Wells Fargo & Co.
4.88%, 01/12/11	15,075,000	14,822,783
5.00%, 11/15/14	15,075,000	14,511,659

		238,861,828
BEVERAGES—0.35%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	6,030,000	7,433,107
Diageo Finance BV
5.30%, 10/28/15	9,045,000	8,746,884
Pepsi Bottling Group Inc.
7.00%, 03/01/29	4,221,000	4,697,242

		20,877,233
BUILDING MATERIALS—0.10%
CRH America Inc.
6.00%, 09/30/16	6,030,000	6,037,937

		6,037,937
CHEMICALS—0.10%
Du Pont (E.I.) de Nemours & Co.
5.25%, 12/15/16	6,030,000	5,789,462

		5,789,462

COMPUTERS—0.25%
International Business Machines Corp.
4.25%, 09/15/09	15,075,000	14,721,250

		14,721,250
COSMETICS & PERSONAL CARE—0.10%
Procter & Gamble Co.
5.55%, 03/05/37	6,030,000	5,786,728

		5,786,728
DIVERSIFIED FINANCIAL SERVICES—9.54%
American Express Co.
4.88%, 07/15/13	15,075,000	14,582,307
6.80%, 09/01/66	6,633,000	6,913,877
American General Finance Corp.
5.38%, 10/01/12	30,150,000	29,717,281
Ameriprise Financial Inc.
5.35%, 11/15/10	15,075,000	15,023,479
Bear Stearns Companies Inc. (The)
2.88%, 07/02/08	15,075,000	14,663,341
Boeing Capital Corp.
5.80%, 01/15/13	15,075,000	15,370,309
Caterpillar Financial Services Corp.
4.30%, 06/01/10	3,015,000	2,925,976
CIT Group Funding Company of Canada
4.65%, 07/01/10	30,150,000	29,283,894
Citigroup Inc.
6.00%, 02/21/12	51,255,000	52,390,711
Countrywide Home Loans Inc.
4.00%, 03/22/11	9,045,000	8,527,881
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	15,075,000	17,436,463
General Electric Capital Corp.
5.88%, 02/15/12	15,075,000	15,330,776
6.75%, 03/15/32	15,075,000	16,755,204
7.38%, 01/19/10	15,075,000	15,799,238
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	30,150,000	29,431,313
Goldman Sachs Group LP
5.00%, 10/01/14	30,150,000	28,844,781
Household Finance Corp.
6.38%, 11/27/12	30,150,000	31,127,612
HSBC Finance Corp.
5.50%, 01/19/16	15,075,000	14,760,076
International Lease Finance Corp.
5.75%, 06/15/11	15,075,000	15,172,094
John Deere Capital Corp.
7.00%, 03/15/12	15,075,000	16,010,402
JPMorgan Chase & Co.
5.75%, 01/02/13	15,075,000	15,181,346
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	15,075,000	14,673,215
5.50%, 04/04/16	15,075,000	14,835,835
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	36,180,000	34,694,200
Morgan Stanley
5.05%, 01/21/11	15,075,000	14,848,628
5.30%, 03/01/13	30,150,000	29,678,748
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	9,045,000	9,690,354
Residential Capital Corp.
6.38%, 06/30/10	15,075,000	15,055,410
SLM Corp.
5.38%, 05/15/14	6,633,000	5,949,236
Unilever Capital Corp.
5.90%, 11/15/32	7,839,000	7,521,577
Verizon Global Funding Corp.
7.75%, 12/01/30	15,075,000	17,272,065

		569,467,629
ELECTRIC—1.47%
Constellation Energy Group Inc.
4.55%, 06/15/15	9,045,000	8,304,653
Dominion Resources Inc.
5.15%, 07/15/15	15,075,000	14,503,000

Duke Capital LLC
6.25%, 02/15/13	15,075,000	15,318,551
Exelon Generation Co. LLC
5.35%, 01/15/14	6,030,000	5,821,129
FirstEnergy Corp.
7.38%, 11/15/31	6,030,000	6,760,733
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	9,045,000	8,943,148
Pacific Gas & Electric Co.
6.05%, 03/01/34	6,030,000	5,990,888
Progress Energy Inc.
7.10%, 03/01/11	15,075,000	15,886,324
TXU Electric Delivery Co.
7.00%, 09/01/22	6,030,000	6,379,021

		87,907,447
FOOD—0.35%
Kraft Foods Inc.
4.00%, 10/01/08	15,075,000	14,774,567
Kroger Co. (The)
5.50%, 02/01/13	6,030,000	5,903,370

		20,677,937
FOREST PRODUCTS & PAPER—0.16%
Weyerhaeuser Co.
7.38%, 03/15/32	9,045,000	9,376,388

		9,376,388
HEALTH CARE-SERVICES—0.24%
UnitedHealth Group Inc.
4.88%, 03/15/15	9,045,000	8,569,238
WellPoint Inc.
5.25%, 01/15/16	6,030,000	5,799,135

		14,368,373
HOLDING COMPANIES-DIVERSIFIED—0.11%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	6,633,000	6,598,855

		6,598,855
HOME BUILDERS—0.14%
Pulte Homes Inc.
5.25%, 01/15/14	9,045,000	8,402,265

		8,402,265
INSURANCE—1.20%
Allstate Corp. (The)
5.55%, 05/09/35	6,030,000	5,558,300
American International Group Inc.
6.25%, 03/15/37	6,030,000	5,825,184
Genworth Financial Inc.
5.75%, 06/15/14	15,075,000	15,161,132
Lincoln National Corp.
7.00%, 05/17/66	9,045,000	9,429,211
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	15,075,000	14,311,271
Metlife Inc.
5.00%, 06/15/15	15,075,000	14,448,496
Prudential Financial Inc.
5.10%, 09/20/14	3,015,000	2,916,636
Travelers Companies Inc. (The)
6.25%, 03/15/37	4,221,000	4,132,965

		71,783,195
MEDIA—0.75%
Comcast Corp.
6.45%, 03/15/37	6,030,000	5,913,061
News America Inc.
6.20%, 12/15/34	9,045,000	8,644,817
Time Warner Cable Inc.
6.55%, 05/01/37(a)	6,030,000	5,961,369
Time Warner Inc.
7.70%, 05/01/32	9,045,000	10,087,151

Viacom Inc.
6.25%, 04/30/16	7,839,000	7,817,317
7.88%, 07/30/30	6,030,000	6,345,158

		44,768,873
MINING—0.35%
Alcoa Inc.
6.00%, 01/15/12	9,045,000	9,080,788
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	6,030,000	5,808,529
Vale Overseas Ltd.
6.88%, 11/21/36	6,030,000	6,197,272

		21,086,589
MULTI-NATIONAL—0.83%
European Investment Bank
4.63%, 05/15/14	30,150,000	29,155,350
Inter-American Development Bank
4.38%, 09/20/12	6,030,000	5,833,422
International Bank for Reconstruction & Development
4.13%, 08/12/09(b)	15,075,000	14,799,127

		49,787,899
OIL & GAS—1.08%
Anadarko Petroleum Corp.
5.95%, 09/15/16	15,075,000	14,872,861
Apache Corp.
5.25%, 04/15/13	4,221,000	4,162,369
Canadian Natural Resources Ltd.
5.70%, 05/15/17	6,030,000	5,920,795
ConocoPhillips
5.90%, 10/15/32	15,075,000	14,958,907
Enterprise Products Operating LP
5.60%, 10/15/14	9,045,000	8,905,153
Hess Corp.
6.65%, 08/15/11	15,075,000	15,671,230

		64,491,315
PHARMACEUTICALS—0.54%
Abbott Laboratories
5.88%, 05/15/16	6,030,000	6,111,456
AmerisourceBergen Corp.
5.88%, 09/15/15	9,045,000	8,793,042
Bristol-Myers Squibb Co.
5.88%, 11/15/36	6,030,000	5,782,828
Eli Lilly & Co.
5.55%, 03/15/37	6,030,000	5,687,803
Wyeth
5.50%, 02/01/14	6,030,000	6,006,256

		32,381,385
PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	6,030,000	6,246,723

		6,246,723
REAL ESTATE INVESTMENT TRUSTS—0.50%
Boston Properties LP
6.25%, 01/15/13	15,075,000	15,511,626
iStar Financial Inc.
5.88%, 03/15/16	9,045,000	8,746,186
Simon Property Group LP
5.10%, 06/15/15	6,030,000	5,784,101

		30,041,913
RETAIL—0.69%
CVS/Caremark Corp.
6.30%, 06/01/37	6,030,000	5,982,320
Federated Department Stores Inc.
6.63%, 04/01/11	6,030,000	6,198,401
Home Depot Inc.
5.40%, 03/01/16	15,075,000	14,494,418

Wal-Mart Stores Inc.
4.55%, 05/01/13	15,075,000	14,403,329

		41,078,468
SAVINGS & LOANS—0.25%
Washington Mutual Inc.
4.00%, 01/15/09	15,075,000	14,721,758

		14,721,758
SOFTWARE—0.15%
Oracle Corp.
5.25%, 01/15/16	9,045,000	8,758,187

		8,758,187
TELECOMMUNICATIONS—1.35%
AT&T Wireless Services Inc.
7.88%, 03/01/11	7,236,000	7,820,721
BellSouth Corp.
6.00%, 11/15/34	15,075,000	14,414,294
Embarq Corp.
7.08%, 06/01/16	9,045,000	9,214,623
SBC Communications Inc.
5.88%, 02/01/12	15,075,000	15,267,158
Sprint Capital Corp.
8.38%, 03/15/12	15,075,000	16,538,147
Telecom Italia Capital SA
4.00%, 01/15/10	9,045,000	8,704,684
Vodafone Group PLC
5.63%, 02/27/17	9,045,000	8,816,115

		80,775,742
TELEPHONE—0.29%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	15,075,000	17,029,754

		17,029,754
TRANSPORTATION—0.19%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	3,015,000	2,966,519
CSX Corp.
6.00%, 10/01/36	9,045,000	8,467,576

		11,434,095

TOTAL CORPORATE BONDS & NOTES
(Cost: $1,587,408,343)		1,563,700,647

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(c)—1.59%
Italy (Republic of)
5.25%, 09/20/16	15,075,000	14,986,209
6.00%, 02/22/11	15,075,000	15,503,455
Ontario (Province of)
5.50%, 10/01/08	15,075,000	15,112,747
Quebec (Province of)
7.50%, 09/15/29	15,075,000	18,675,180
United Mexican States
4.63%, 10/08/08	6,030,000	5,952,575
5.63%, 01/15/17	15,075,000	15,046,357
6.38%, 01/16/13	9,045,000	9,448,769

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $95,259,501)		94,725,292

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.23%

ILLINOIS—0.23%
Illinois State
5.10%, 06/01/33	15,075,000	13,976,033

		13,976,033

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $14,467,951)		13,976,033

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—69.91%

MORTGAGE-BACKED SECURITIES—36.26%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/22(d)	97,083,000	92,911,465
5.00%, 06/01/22(d)	92,259,000	89,938,109
5.00%, 07/01/37(d)	254,466,000	242,060,782
5.50%, 06/01/22(d)	107,334,000	106,512,224
5.50%, 07/01/37(d)	229,743,000	224,214,809
6.00%, 07/01/37(d)	158,589,000	158,341,205
Federal National Mortgage Association
4.50%, 06/01/22(d)	97,083,000	92,896,296
5.00%, 06/01/22(d)	101,304,000	98,723,914
5.50%, 06/01/22(d)	63,918,000	63,418,641
5.50%, 07/01/37(d)	353,358,000	344,800,111
6.00%, 07/01/37(d)	233,964,000	233,488,761
6.50%, 07/01/37(d)	205,020,000	208,063,266
Government National Mortgage Association
5.00%, 06/01/37(d)	87,435,000	83,910,276
5.50%, 06/01/37(d)	78,993,000	77,622,965
6.00%, 06/01/37(d)	47,034,000	47,254,472

		2,164,157,296
U.S. GOVERNMENT AGENCY OBLIGATIONS—11.61%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(b)	123,615,000	119,436,554
4.75%, 03/05/09	211,050,000	209,615,050
6.25%, 07/15/32(b)	40,401,000	44,945,842
Federal National Mortgage Association
5.00%, 09/15/08	140,499,000	140,070,380
5.00%, 04/15/15(b)	39,195,000	38,660,435
5.56%, 02/01/36	37,971,796	37,968,674
7.25%, 01/15/10(b)	97,686,000	102,632,575

		693,329,510
U.S. GOVERNMENT OBLIGATIONS—22.04%
U.S. Treasury Bonds
6.25%, 05/15/30(b)	71,154,000	82,577,775
7.50%, 11/15/16	39,798,000	47,475,429
7.63%, 02/15/25(b)	170,046,000	219,706,245
8.13%, 08/15/19(b)	96,480,000	123,527,200
U.S. Treasury Notes
3.50%, 02/15/10(b)	129,042,000	124,555,214
4.75%, 11/15/08(b)	162,810,000	162,236,914
4.75%, 05/15/14(b)	116,982,000	116,109,312
5.13%, 06/30/08(b)	129,042,000	129,132,329
6.00%, 08/15/09(b)	303,309,000	310,127,389

		1,315,447,807

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $4,205,465,264)		4,172,934,613

Security	Shares	Value

SHORT-TERM INVESTMENTS—53.51%

MONEY MARKET FUNDS—53.51%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(e)(f)	2,182,964,898	2,182,964,898

BGI Cash Premier Fund LLC
5.33%(e)(f)(g)	1,011,124,615	1,011,124,615

		3,194,089,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,194,089,513)		3,194,089,513

TOTAL INVESTMENTS IN SECURITIES—151.44%
(Cost: $9,096,690,572)		9,039,426,098
Other Assets, Less Liabilities—(51.44)%		(3,070,381,113)

NET ASSETS—100.00%		$5,969,044,985

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	To-be-announced (TBA). See Note 1.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN CREDIT BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—88.74%

AEROSPACE & DEFENSE—0.46%
Lockheed Martin Corp.
6.15%, 09/01/36	$40,000	$40,439
United Technologies Corp.
6.05%, 06/01/36	50,000	50,420

		90,859
AGRICULTURE—0.14%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	30,000	26,940

		26,940
AUTO MANUFACTURERS—1.05%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	200,000	208,973

		208,973
BANKS—12.22%
BAC Capital Trust XI
6.63%, 05/23/36	100,000	104,595
Bank of America Corp.
4.50%, 08/01/10	170,000	165,787
4.88%, 01/15/13	100,000	96,959
Capital One Financial Corp.
5.70%, 09/15/11	100,000	99,844
HSBC Bank USA Inc.
3.88%, 09/15/09	200,000	193,504
KfW Bankengruppe
4.25%, 06/15/10	50,000	48,803
5.13%, 03/14/16	300,000	297,988
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	100,000	98,301
National City Corp.
6.88%, 05/15/19	100,000	107,475
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	200,000	193,198
US Bank N.A.
4.80%, 04/15/15	200,000	189,791
Wachovia Corp.
3.50%, 08/15/08	300,000	293,291
5.30%, 10/15/11	150,000	149,016
Wells Fargo & Co.
4.88%, 01/12/11	400,000	393,308

		2,431,860
BEVERAGES—0.66%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	30,000	36,981
Diageo Capital PLC
5.88%, 09/30/36	40,000	38,308
Pepsi Bottling Group Inc.
7.00%, 03/01/29	50,000	55,641

		130,930
BIOTECHNOLOGY—0.36%
Amgen Inc.
4.00%, 11/18/09	52,000	50,318
Genentech Inc.
5.25%, 07/15/35	24,000	21,512

		71,830

BUILDING MATERIALS—0.49%
CRH America Inc.
5.30%, 10/15/13	100,000	96,690

		96,690
CHEMICALS—0.75%
Dow Chemical Co. (The)
6.00%, 10/01/12(a)	110,000	111,293
Du Pont (E.I.) de Nemours & Co.
5.25%, 12/15/16	40,000	38,404

		149,697
COMMERCIAL SERVICES—0.39%
McKesson Corp.
5.70%, 03/01/17	30,000	29,340
Western Union Co.
5.40%, 11/17/11	50,000	49,301

		78,641
COMPUTERS—0.63%
International Business Machines Corp.
4.75%, 11/29/12	130,000	125,735

		125,735
COSMETICS & PERSONAL CARE—0.60%
Procter & Gamble Co.
3.50%, 12/15/08	100,000	97,333
5.55%, 03/05/37	24,000	23,032

		120,365
DIVERSIFIED FINANCIAL SERVICES—22.93%
American Express Co.
6.80%, 09/01/66	40,000	41,694
American General Finance Corp.
5.38%, 10/01/12	200,000	197,130
Associates Corp. N.A.
6.95%, 11/01/18	150,000	163,854
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	100,000	99,757
Boeing Capital Corp.
6.10%, 03/01/11	70,000	71,854
CIT Group Inc.
5.40%, 02/13/12	200,000	196,820
Citigroup Inc.
4.13%, 02/22/10	50,000	48,438
6.00%, 10/31/33	200,000	196,899
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	140,000	136,705
Credit Suisse USA Inc.
5.38%, 03/02/16	110,000	108,370
Deutsche Telekom International Finance AG
8.00%, 06/15/10	130,000	139,094
8.25%, 06/15/30	30,000	36,687
General Electric Capital Corp.
4.13%, 09/01/09	300,000	292,783
6.75%, 03/15/32	140,000	155,604
General Electric Co.
5.00%, 02/01/13	200,000	195,648
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	400,000	390,465
6.35%, 02/15/34	100,000	98,426
Goldman Sachs Group LP
5.00%, 10/01/14	152,000	145,420
HSBC Finance Corp.
5.50%, 01/19/16	250,000	244,777
International Lease Finance Corp.
5.63%, 09/20/13	90,000	89,404
John Deere Capital Corp.
7.00%, 03/15/12	70,000	74,343
JP Morgan Chase Capital XV
5.88%, 03/15/35	100,000	94,714
JPMorgan Chase & Co.
5.75%, 01/02/13	150,000	151,058

Lehman Brothers Holdings Inc.
4.50%, 07/26/10	110,000	107,068
5.50%, 04/04/16	150,000	147,620
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	150,000	151,647
Morgan Stanley
5.75%, 10/18/16	200,000	198,273
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	152,000	162,845
Residential Capital Corp.
6.50%, 04/17/13	152,000	150,311
SLM Corp.
5.38%, 05/15/14	80,000	71,753
Toyota Motor Credit Corp.
4.25%, 03/15/10	152,000	148,146
Unilever Capital Corp.
5.90%, 11/15/32	60,000	57,570

		4,565,177
ELECTRIC—5.75%
Constellation Energy Group Inc.
4.55%, 06/15/15	76,000	69,779
Dominion Resources Inc.
5.15%, 07/15/15	152,000	146,233
Duke Capital LLC
6.25%, 02/15/13	76,000	77,228
Duke Energy Corp.
6.25%, 01/15/12	50,000	51,449
Exelon Corp.
4.90%, 06/15/15	80,000	74,498
Exelon Generation Co. LLC
5.35%, 01/15/14	76,000	73,367
FirstEnergy Corp.
7.38%, 11/15/31	100,000	112,118
FPL Group Capital Inc.
5.63%, 09/01/11	50,000	50,250
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	100,000	98,874
Pacific Gas & Electric Co.
4.80%, 03/01/14	102,000	97,512
Progress Energy Inc.
7.10%, 03/01/11	152,000	160,181
Southern California Edison Co.
6.00%, 01/15/34	80,000	80,539
TXU Electric Delivery Co.
7.00%, 09/01/22	50,000	52,894

		1,144,922
ENVIRONMENTAL CONTROL—0.10%
Waste Management Inc.
7.00%, 07/15/28	20,000	20,628

		20,628
FOOD—1.51%
Kraft Foods Inc.
4.00%, 10/01/08	152,000	148,971
Kroger Co. (The)
5.50%, 02/01/13	50,000	48,950
Safeway Inc.
7.50%, 09/15/09	100,000	103,735

		301,656
FOREST PRODUCTS & PAPER—0.94%
International Paper Co.
6.75%, 09/01/11	80,000	82,802
Weyerhaeuser Co.
7.38%, 03/15/32	100,000	103,664

		186,466
HEALTH CARE-SERVICES—1.02%
UnitedHealth Group Inc.
5.80%, 03/15/36	48,000	45,318

WellPoint Inc.
5.00%, 01/15/11	160,000	157,041

		202,359
HOLDING COMPANIES-DIVERSIFIED—0.10%
Capmark Financial Group Inc.
6.30%, 05/10/17(b)	20,000	19,897

		19,897
HOME BUILDERS—0.47%
Pulte Homes Inc.
5.25%, 01/15/14	100,000	92,894

		92,894
HOUSEHOLD PRODUCTS & WARES—0.26%
Fortune Brands Inc.
5.13%, 01/15/11	52,000	50,883

		50,883
INSURANCE—3.64%
Allstate Corp. (The)
5.55%, 05/09/35	100,000	92,177
American International Group Inc.
4.70%, 10/01/10	100,000	98,006
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	100,000	97,273
Genworth Financial Inc.
6.15%, 11/15/66	50,000	48,468
Lincoln National Corp.
7.00%, 05/17/66	50,000	52,124
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	100,000	97,985
Metlife Inc.
5.00%, 06/15/15	200,000	191,688
Prudential Financial Inc.
5.70%, 12/14/36	50,000	46,832

		724,553
MACHINERY—1.01%
Caterpillar Inc.
5.70%, 08/15/16	200,000	200,691

		200,691
MEDIA—4.34%
AOL Time Warner Inc.
6.88%, 05/01/12	80,000	83,945
Comcast Corp.
6.45%, 03/15/37	100,000	98,061
Cox Communications Inc.
4.63%, 01/15/10	80,000	78,232
News America Inc.
5.30%, 12/15/14	152,000	148,858
Time Warner Cable Inc.
6.55%, 05/01/37(b)	30,000	29,659
Time Warner Inc.
7.70%, 05/01/32	100,000	111,522
Viacom Inc.
6.25%, 04/30/16	50,000	49,862
7.88%, 07/30/30	100,000	105,227
Walt Disney Co.
6.38%, 03/01/12	152,000	157,934

		863,300
MINING—1.54%
Alcoa Inc.
5.55%, 02/01/17	30,000	28,932
5.95%, 02/01/37	30,000	27,918
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	152,000	146,417
Vale Overseas Ltd.
6.88%, 11/21/36	100,000	102,774

		306,041

MULTI-NATIONAL—3.68%
European Investment Bank
4.63%, 05/15/14	300,000	290,103
Inter-American Development Bank
5.13%, 09/13/16	150,000	148,950
International Bank for Reconstruction & Development
4.13%, 08/12/09	300,000	294,510

		733,563
OFFICE & BUSINESS EQUIPMENT—0.52%
Xerox Corp.
6.88%, 08/15/11	100,000	104,067

		104,067
OIL & GAS—4.29%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	98,659
Apache Corp.
5.25%, 04/15/13	50,000	49,305
Canadian Natural Resources Ltd.
6.25%, 03/15/38	30,000	28,932
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	222,993
Devon Energy Corp.
7.95%, 04/15/32	100,000	119,314
Enterprise Products Operating LP
5.60%, 10/15/14	110,000	108,299
Hess Corp.
7.13%, 03/15/33	24,000	25,677
Pemex Project Funding Master Trust
8.63%, 02/01/22	100,000	125,567
Valero Energy Corp.
7.50%, 04/15/32	50,000	56,668
XTO Energy Inc.
6.10%, 04/01/36	20,000	19,216

		854,630
PHARMACEUTICALS—1.93%
Abbott Laboratories
5.88%, 05/15/16	50,000	50,675
AmerisourceBergen Corp.
5.88%, 09/15/15	50,000	48,607
Bristol-Myers Squibb Co.
5.88%, 11/15/36	50,000	47,950
Eli Lilly & Co.
5.55%, 03/15/37	40,000	37,730
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	50,000	47,617
Wyeth
5.50%, 02/01/14	152,000	151,401

		383,980
PIPELINES—0.85%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	70,000	68,563
6.75%, 03/15/11	30,000	31,078
ONEOK Partners LP
6.65%, 10/01/36	30,000	30,430
Southern Natural Gas Co.
5.90%, 04/01/17(b)	40,000	39,295

		169,366
REAL ESTATE INVESTMENT TRUSTS—0.97%
iStar Financial Inc.
5.88%, 03/15/16	100,000	96,696
ProLogis
5.63%, 11/15/16	50,000	49,261
Simon Property Group LP
5.10%, 06/15/15	50,000	47,961

		193,918
RETAIL—2.94%
Costco Wholesale Corp.
5.50%, 03/15/17	40,000	39,429

CVS/Caremark Corp.
6.13%, 08/15/16	30,000	30,344
Federated Retail Holdings Inc.
5.90%, 12/01/16	100,000	98,362
Home Depot Inc.
5.40%, 03/01/16	100,000	96,149
Target Corp.
5.40%, 10/01/08	152,000	151,994
Wal-Mart Stores Inc.
4.55%, 05/01/13	130,000	124,208
5.25%, 09/01/35	50,000	44,682

		585,168
SAVINGS & LOANS—0.98%
Washington Mutual Inc.
4.00%, 01/15/09	200,000	195,314

		195,314
SOFTWARE—0.49%
Oracle Corp.
5.25%, 01/15/16	100,000	96,829

		96,829
TELECOMMUNICATIONS—7.78%
AT&T Wireless Services Inc.
7.88%, 03/01/11	200,000	216,161
BellSouth Corp.
6.00%, 11/15/34	100,000	95,617
British Telecom PLC
9.13%, 12/15/30	40,000	53,717
Cisco Systems Inc.
5.50%, 02/22/16	52,000	51,323
Embarq Corp.
7.08%, 06/01/16	100,000	101,875
France Telecom SA
8.50%, 03/01/31	100,000	127,658
Rogers Wireless Inc.
6.38%, 03/01/14	30,000	30,711
SBC Communications Inc.
5.88%, 02/01/12	200,000	202,549
Sprint Capital Corp.
6.88%, 11/15/28	150,000	146,004
7.63%, 01/30/11	50,000	52,986
Telecom Italia Capital SA
4.00%, 01/15/10	140,000	134,733
Verizon Communications Inc.
5.55%, 02/15/16	100,000	98,569
Verizon Global Funding Corp.
7.25%, 12/01/10	150,000	158,699
Vodafone Group PLC
5.75%, 03/15/16	80,000	79,178

		1,549,780
TELEPHONE—1.46%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	152,000	171,710
Telefonica Europe BV
8.25%, 09/15/30	100,000	118,819

		290,529
TEXTILES—0.50%
Mohawk Industries Inc.
6.13%, 01/15/16	100,000	99,562

		99,562
TRANSPORTATION—0.99%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	70,000	68,874
CSX Corp.
6.75%, 03/15/11	100,000	103,594
Norfolk Southern Corp.
7.05%, 05/01/37	24,000	25,667

		198,135

TOTAL CORPORATE BONDS & NOTES
(Cost: $17,954,956)		17,666,828

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(c)—8.06%
Italy (Republic of)
6.00%, 02/22/11	500,000	514,211
Ontario (Province of)
5.50%, 10/01/08	400,000	401,001
Quebec (Province of)
5.00%, 03/01/16	100,000	97,435
7.50%, 09/15/29	100,000	123,882
United Mexican States
4.63%, 10/08/08	192,000	189,535
6.38%, 01/16/13	152,000	158,785
7.50%, 04/08/33	100,000	120,033

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,615,317)		1,604,882

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.93%

ILLINOIS—0.93%
Illinois State
5.10%, 06/01/33	200,000	185,420

		185,420

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $193,249)		185,420

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.93%

MONEY MARKET FUNDS—1.93%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	279,643	279,643
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	103,950	103,950

		383,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $383,593)		383,593

TOTAL INVESTMENTS IN SECURITIES—99.66%
(Cost: $20,147,115)		19,840,723
Other Assets, Less Liabilities—0.34%		66,882

NET ASSETS—100.00%		$19,907,605

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—35.00%

AEROSPACE & DEFENSE—0.20%
Lockheed Martin Corp.
6.15%, 09/01/36	$60,000	$60,658
United Technologies Corp.
6.05%, 06/01/36	60,000	60,504

		121,162
AGRICULTURE—0.05%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	36,000	32,328

		32,328
AUTO MANUFACTURERS—0.42%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/13	240,000	250,767

		250,767
BANKS—4.94%
BAC Capital Trust XI
6.63%, 05/23/36	120,000	125,514
Bank of America Corp.
4.50%, 08/01/10	474,000	462,254
4.88%, 01/15/13	120,000	116,351
Capital One Financial Corp.
5.70%, 09/15/11	120,000	119,813
KfW Bankengruppe
4.25%, 06/15/10	60,000	58,564
5.13%, 03/14/16	360,000	357,585
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	120,000	117,961
National City Corp.
6.88%, 05/15/19	120,000	128,970
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	240,000	231,837
US Bank N.A.
4.80%, 04/15/15	240,000	227,749
Wachovia Corp.
3.50%, 08/15/08	360,000	351,949
5.30%, 10/15/11	180,000	178,819
Wells Fargo & Co.
4.88%, 01/12/11	474,000	466,070

		2,943,436
BEVERAGES—0.26%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	36,000	44,377
Diageo Capital PLC
5.88%, 09/30/36	48,000	45,970
Pepsi Bottling Group Inc.
7.00%, 03/01/29	60,000	66,770

		157,117

BIOTECHNOLOGY—0.10%
Amgen Inc.
4.00%, 11/18/09	60,000	58,059

		58,059
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	120,000	116,028

		116,028
CHEMICALS—0.48%
Dow Chemical Co. (The)
6.00%, 10/01/12	240,000	242,821
Du Pont (E.I.) de Nemours & Co.
5.25%, 12/15/16	48,000	46,085

		288,906
COMMERCIAL SERVICES—0.16%
McKesson Corp.
5.70%, 03/01/17	36,000	35,208
Western Union Co.
5.40%, 11/17/11	60,000	59,162

		94,370
COSMETICS & PERSONAL CARE—0.24%
Procter & Gamble Co.
3.50%, 12/15/08	120,000	116,800
5.55%, 03/05/37	30,000	28,790

		145,590
DIVERSIFIED FINANCIAL SERVICES—9.46%
American Express Co.
6.80%, 09/01/66	48,000	50,033
American General Finance Corp.
5.38%, 10/01/12	240,000	236,555
Associates Corp. N.A.
6.95%, 11/01/18	180,000	196,625
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	120,000	119,708
CIT Group Inc.
5.40%, 02/13/12	240,000	236,184
Citigroup Inc.
4.13%, 02/22/10	240,000	232,504
6.00%, 10/31/33	240,000	236,279
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	222,000	216,775
Credit Suisse USA Inc.
5.38%, 03/02/16	132,000	130,044
Deutsche Telekom International Finance AG
8.00%, 06/15/10	150,000	160,493
8.25%, 06/15/30	36,000	44,024
General Electric Capital Corp.
4.13%, 09/01/09	360,000	351,339
6.75%, 03/15/32	168,000	186,725
General Electric Co.
5.00%, 02/01/13	240,000	234,777
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	474,000	462,701
6.35%, 02/15/34	120,000	118,111
Goldman Sachs Group LP
5.00%, 10/01/14	174,000	166,467

HSBC Finance Corp.
5.50%, 01/19/16	300,000	293,733
International Lease Finance Corp.
5.63%, 09/20/13	102,000	101,324
John Deere Capital Corp.
7.00%, 03/15/12	90,000	95,584
JP Morgan Chase Capital XV
5.88%, 03/15/35	120,000	113,657
JPMorgan Chase & Co.
5.75%, 01/02/13	180,000	181,270
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	138,000	134,322
5.50%, 04/04/16	174,000	171,239
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	180,000	181,977
Morgan Stanley
5.75%, 10/18/16	240,000	237,927
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	174,000	186,415
Residential Capital Corp.
6.50%, 04/17/13	174,000	172,066
SLM Corp.
5.38%, 05/15/14	120,000	107,630
Toyota Motor Credit Corp.
4.25%, 03/15/10	174,000	169,588
Unilever Capital Corp.
5.90%, 11/15/32	120,000	115,141

		5,641,217
ELECTRIC—2.23%
Constellation Energy Group Inc.
4.55%, 06/15/15	90,000	82,633
Dominion Resources Inc.
5.15%, 07/15/15	174,000	167,398
Duke Capital LLC
6.25%, 02/15/13	90,000	91,454
Duke Energy Corp.
6.25%, 01/15/12	60,000	61,739
Exelon Corp.
4.90%, 06/15/15	96,000	89,398
Exelon Generation Co. LLC
5.35%, 01/15/14	90,000	86,882
FirstEnergy Corp.
7.38%, 11/15/31	120,000	134,542
FPL Group Capital Inc.
5.63%, 09/01/11	60,000	60,300
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	120,000	118,649
Pacific Gas & Electric Co.
4.80%, 03/01/14	108,000	103,248
Progress Energy Inc.
7.10%, 03/01/11	174,000	183,365
Southern California Edison Co.
6.00%, 01/15/34	84,000	84,566
TXU Electric Delivery Co.
7.00%, 09/01/22	60,000	63,473

		1,327,647

ENVIRONMENTAL CONTROL—0.04%
Waste Management Inc.
7.00%, 07/15/28	24,000	24,754

24,754

FOOD—0.57%
Kraft Foods Inc.
4.00%, 10/01/08	174,000	170,532
Kroger Co. (The)
5.50%, 02/01/13	60,000	58,740
Safeway Inc.
7.50%, 09/15/09	108,000	112,033

		341,305
FOREST PRODUCTS & PAPER—0.38%
International Paper Co.
6.75%, 09/01/11	96,000	99,362
Weyerhaeuser Co.
7.38%, 03/15/32	120,000	124,397

		223,759
GAS—0.06%
ONEOK Inc.
6.00%, 06/15/35	36,000	32,963

		32,963
HEALTH CARE-SERVICES—0.36%
UnitedHealth Group Inc.
5.80%, 03/15/36	30,000	28,324
WellPoint Inc.
5.00%, 01/15/11	192,000	188,449

		216,773
HOME BUILDERS—0.19%
Pulte Homes Inc.
5.25%, 01/15/14	120,000	111,473

		111,473
HOUSEHOLD PRODUCTS & WARES—0.10%
Fortune Brands Inc.
5.13%, 01/15/11	60,000	58,711

		58,711
INSURANCE—1.07%
Allstate Corp. (The)
5.55%, 05/09/35	120,000	110,613
Genworth Financial Inc.
6.15%, 11/15/66	60,000	58,162
Lincoln National Corp.
7.00%, 05/17/66	60,000	62,549
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	120,000	117,582
Metlife Inc.
5.00%, 06/15/15	240,000	230,026
Prudential Financial Inc.
5.70%, 12/14/36	60,000	56,198

		635,130
MACHINERY—0.40%
Caterpillar Inc.
5.70%, 08/15/16	240,000	240,829

		240,829
MEDIA—1.73%
AOL Time Warner Inc.
6.88%, 05/01/12	96,000	100,734
Comcast Corp.
6.45%, 03/15/37	120,000	117,673

Cox Communications Inc.
4.63%, 01/15/10	96,000	93,878
News America Inc.
5.30%, 12/15/14	174,000	170,403
Time Warner Cable Inc.
6.55%, 05/01/37(a)	48,000	47,454
Time Warner Inc.
7.70%, 05/01/32	120,000	133,826
Viacom Inc.
6.25%, 04/30/16	60,000	59,834
7.88%, 07/30/30	120,000	126,272
Walt Disney Co.
6.38%, 03/01/12	174,000	180,793

		1,030,867
MINING—0.60%
Alcoa Inc.
5.55%, 02/01/17	36,000	34,719
5.95%, 02/01/37	36,000	33,502
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	174,000	167,609
Vale Overseas Ltd.
6.88%, 11/21/36	120,000	123,329

		359,159
MULTI-NATIONAL—1.48%
European Investment Bank
4.63%, 05/15/14	360,000	348,124
Inter-American Development Bank
5.13%, 09/13/16	180,000	178,740
International Bank for Reconstruction & Development
4.13%, 08/12/09	360,000	353,412

		880,276
OFFICE & BUSINESS EQUIPMENT—0.21%
Xerox Corp.
6.88%, 08/15/11	120,000	124,880

		124,880
OIL & GAS—1.68%
Anadarko Petroleum Corp.
5.95%, 09/15/16	120,000	118,391
Apache Corp.
5.25%, 04/15/13	60,000	59,167
Canadian Natural Resources Ltd.
6.25%, 03/15/38	36,000	34,718
ConocoPhillips Holding Co.
6.95%, 04/15/29	240,000	267,592
Devon Energy Corp.
7.95%, 04/15/32	120,000	143,177
Enterprise Products Operating LP
5.60%, 10/15/14	132,000	129,959
Hess Corp.
7.13%, 03/15/33	30,000	32,096
Pemex Project Funding Master Trust
8.63%, 02/01/22	120,000	150,680
Valero Energy Corp.
7.50%, 04/15/32	60,000	68,002

		1,003,782

PHARMACEUTICALS—0.76%
Abbott Laboratories
5.88%, 05/15/16	60,000	60,810
AmerisourceBergen Corp.
5.88%, 09/15/15	60,000	58,329
Bristol-Myers Squibb Co.
5.88%, 11/15/36	60,000	57,541
Eli Lilly & Co.
5.55%, 03/15/37	48,000	45,276
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	60,000	57,140
Wyeth
5.50%, 02/01/14	174,000	173,315

		452,411
PIPELINES—0.19%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	84,000	82,276
6.75%, 03/15/11	30,000	31,078

		113,354
REAL ESTATE INVESTMENT TRUSTS—0.29%
iStar Financial Inc.
5.88%, 03/15/16	120,000	116,036
ProLogis
5.63%, 11/15/16	60,000	59,114

		175,150
RETAIL—1.13%
Costco Wholesale Corp.
5.50%, 03/15/17	48,000	47,315
CVS/Caremark Corp.
6.13%, 08/15/16	36,000	36,412
Federated Retail Holdings Inc.
5.90%, 12/01/16	120,000	118,035
Home Depot Inc.
5.40%, 03/01/16	120,000	115,378
Target Corp.
5.40%, 10/01/08	174,000	173,993
Wal-Mart Stores Inc.
4.55%, 05/01/13	192,000	183,445

		674,578
SAVINGS & LOANS—0.39%
Washington Mutual Inc.
4.00%, 01/15/09	240,000	234,376

		234,376
SOFTWARE—0.20%
Oracle Corp.
5.25%, 01/15/16	120,000	116,195

		116,195
TELECOMMUNICATIONS—3.21%
AT&T Wireless Services Inc.
7.88%, 03/01/11	240,000	259,394
BellSouth Corp.
6.00%, 11/15/34	120,000	114,741
British Telecom PLC
9.13%, 12/15/30	48,000	64,460
Cisco Systems Inc.
5.50%, 02/22/16	60,000	59,219
Embarq Corp.
7.08%, 06/01/16	120,000	122,250

France Telecom SA
8.50%, 03/01/31	120,000	153,189
Rogers Wireless Inc.
6.38%, 03/01/14	36,000	36,853
SBC Communications Inc.
5.88%, 02/01/12	240,000	243,059
Sprint Capital Corp.
6.88%, 11/15/28	174,000	169,365
7.63%, 01/30/11	60,000	63,583
Telecom Italia Capital SA
4.00%, 01/15/10	240,000	230,970
Verizon Communications Inc.
5.55%, 02/15/16	120,000	118,282
Verizon Global Funding Corp.
7.25%, 12/01/10	174,000	184,091
Vodafone Group PLC
5.75%, 03/15/16	96,000	95,014

		1,914,470
TELEPHONE—0.57%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	174,000	196,562
Telefonica Europe BV
8.25%, 09/15/30	120,000	142,582

		339,144
TEXTILES—0.20%
Mohawk Industries Inc.
6.13%, 01/15/16	120,000	119,475

		119,475
TRANSPORTATION—0.46%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	120,000	118,070
CSX Corp.
6.75%, 03/15/11	120,000	124,313
Norfolk Southern Corp.
7.05%, 05/01/37	30,000	32,084

		274,467

TOTAL CORPORATE BONDS & NOTES
(Cost: $21,092,147)		20,874,908

Security	Principal	Value
FOREIGN GOVERNMENT BONDS & NOTES(b)—3.20%
Italy (Republic of)
6.00%, 02/22/11	600,000	617,053
Ontario (Province of)
5.50%, 10/01/08	474,000	475,187
Quebec (Province of)
5.00%, 03/01/16	120,000	116,922
7.50%, 09/15/29	120,000	148,658
United Mexican States
4.63%, 10/08/08	228,000	225,073
6.38%, 01/16/13	174,000	181,767
7.50%, 04/08/33	120,000	144,040

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,918,349)		1,908,700

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.37%

ILLINOIS—0.37%
Illinois State
5.10%, 06/01/33	240,000	222,504

		222,504

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $227,658)		222,504

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—59.50%

U.S. GOVERNMENT AGENCY OBLIGATIONS—19.69%
Federal Home Loan Mortgage Corp.
3.63%, 09/15/08	3,600,000	3,528,171
4.50%, 01/15/13(c)	600,000	579,719
6.25%, 07/15/32	600,000	667,496
Federal National Mortgage Association
5.00%, 04/15/15(c)	1,440,000	1,420,360
7.25%, 01/15/10	5,280,000	5,547,366

		11,743,112

U.S. GOVERNMENT OBLIGATIONS—39.81%
U.S. Treasury Bonds
7.63%, 02/15/25(c)	3,342,000	4,317,998
8.13%, 08/15/19(c)	1,200,000	1,536,408
U.S. Treasury Notes
4.63%, 12/31/11	1,632,000	1,615,909
4.63%, 11/15/16(c)	3,180,000	3,112,838
4.75%, 05/15/14(c)	2,880,000	2,858,515
5.13%, 06/30/08(c)	2,940,000	2,942,058
6.00%, 08/15/09	7,200,000	7,361,856

		23,745,582

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $35,734,755)		35,488,694

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—26.53%

COMMERCIAL PAPER(d)—6.17%
Amsterdam Funding Corp.
5.29%, 06/06/07(a)	501,786	501,416
BNP Paribas Finance Inc.
5.12%, 06/06/07	63,864	63,818
Carrera Capital Finance LLC
5.32%, 06/01/07(a)	169,512	169,512
Fairway Finance Corp.
5.28%, 06/04/07(a)	89,064	89,025
General Electric Capital Corp.
5.12%, 06/04/07(a)	136,851	136,792

General Electric Capital Services Inc.
5.32%, 06/01/07(a)	364,935	364,935
Grampian Funding LLC
5.14%, 06/06/07(a)	273,701	273,506
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	182,468	182,338
Jupiter Securitization Corp.
5.26%, 06/06/07(a)	45,699	45,666
Kitty Hawk Funding Corp.
5.27%, 06/04/07(a)	131,667	131,609
Links Finance LLC
5.31%, 06/01/07(a)	204,380	204,380
Park Granada LLC
5.33%, 06/01/07(a)	501,786	501,786
Park Sienna LLC
5.34%, 06/01/07(a)	218,961	218,961
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(a)	434,612	434,613
Variable Funding Capital Corp.
5.31%, 06/01/07(a)	364,935	364,935

		3,683,292
MEDIUM-TERM NOTES(d)—0.23%
K2 USA LLC
5.39%, 06/04/07(a)	136,851	136,851

		136,851
MONEY MARKET FUNDS—7.07%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(e)(f)	589,719	589,719
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	3,625,400	3,625,400

		4,215,119
REPURCHASE AGREEMENTS(d)—8.32%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $171,545 (collateralized by non-U.S. government debt securities, value $177,419, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$171,519	171,519
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $364,989 (collateralized by non-U.S. government debt securities, value $384,710, 3.50% to 6.11%, 3/10/09 to 12/27/22).	364,935	364,935
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $729,978 (collateralized by non-U.S. government debt securities, value $747,437, 5.00%, 5/1/35).	729,870	729,870
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $456,236 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $467,153, 5.00% to 7.50%, 9/1/15 to 5/1/37).	456,169	456,169
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $273,742 (collateralized by non-U.S. government debt securities, value $302,273, 0.00% to 12.87%, 2/15/20 to 11/25/52).	273,701	273,701

Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $501,860 (collateralized by non-U.S. government debt securities, value $514,230, 4.13% to 6.26%, 4/1/19 to 10/1/42).	501,786	501,786
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $273,742 (collateralized by U.S. government obligations, value $289,449, 5.56%, 8/25/46).	273,701	273,701
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $456,236 (collateralized by non-U.S. government debt securities, value $467,155, 4.17% to 6.73%, 8/1/31 to 6/1/37).	456,169	456,169
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $273,741 (collateralized by non-U.S. government debt securities, value $283,041, 5.25% to 9.63%, 11/15/07 to 4/15/37).	273,701	273,701
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $456,236 (collateralized by non-U.S. government debt securities, value $480,640, 0.00% to 6.35%, 3/20/10 to 12/15/26).	456,169	456,169
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $91,248 (collateralized by non-U.S. government debt securities, value $96,180, 3.30% to 5.95%, 1/1/30 to 6/1/46).	91,234	91,234
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $456,237 (collateralized by non-U.S. government debt securities, value $478,155, 2.25% to 10.07%, 11/1/11 to 5/25/47).	456,169	456,169
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $273,742 (collateralized by non-U.S. government debt securities, value $286,342, 3.60% to 13.63%, 10/15/07 to 2/15/26).	273,701	273,701
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $182,495 (collateralized by non-U.S. government debt securities, value $190,895, 3.60% to 13.63%, 10/15/07 to 2/15/26).	182,468	182,468

		4,961,292
TIME DEPOSITS(d)—4.13%
Danske Bank A/S
5.32%, 06/01/07	456,169	456,169
Deutsche Bank AG
5.29%, 06/01/07	456,169	456,169
Dexia Credit Local
5.29%, 06/01/07	504,366	504,366
KBC Bank
5.32%, 06/01/07	501,786	501,786
Societe Generale
5.29%-5.32%, 06/01/07	547,403	547,403

		2,465,893
VARIABLE & FLOATING RATE NOTES(d)—0.61%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(a)	100,357	100,357
Metropolitan Life Insurance Funding
5.43%, 08/01/07(a)(g)	18,247	18,247

Strips III LLC
5.37%, 07/24/07(a)	33,509	33,509
Wal-Mart Stores Inc.
5.50%, 07/16/07	136,851	136,862
Wind Master Trust
5.31%, 07/25/07(a)	72,987	72,987

		361,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,824,409)		15,824,409

TOTAL INVESTMENTS IN SECURITIES—124.60%
(Cost: $74,797,318)		74,319,215
Other Assets, Less Liabilities—(24.60)%		(14,671,870)

NET ASSETS—100.00%		$59,647,345

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—89.98%

AGRICULTURE—0.13%
Altria Group Inc.
7.00%, 11/04/13	$24,000	$25,684

		25,684
AUTO MANUFACTURERS—1.02%
DaimlerChrysler N.A. Holding Corp.
4.05%, 06/04/08	100,000	98,570
6.50%, 11/15/13	100,000	104,486

		203,056
BANKS—12.44%
Bank of America Corp.
4.50%, 08/01/10	238,000	232,102
4.88%, 01/15/13	300,000	290,878
Capital One Financial Corp.
5.70%, 09/15/11	100,000	99,844
KfW Bankengruppe
4.25%, 06/15/10	600,000	585,639
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	100,000	98,301
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	100,000	96,599
US Bank N.A.
4.80%, 04/15/15	200,000	189,791
Wachovia Corp.
3.50%, 08/15/08	400,000	391,054
5.30%, 10/15/11	100,000	99,344
Wells Fargo & Co.
4.88%, 01/12/11	400,000	393,308

		2,476,860
BEVERAGES—0.48%
Diageo Finance BV
5.30%, 10/28/15	100,000	96,704

		96,704
BIOTECHNOLOGY—0.49%
Amgen Inc.
4.00%, 11/18/09	100,000	96,765

		96,765
BUILDING MATERIALS—0.49%
CRH America Inc.
5.30%, 10/15/13	50,000	48,345
Masco Corp.
6.13%, 10/03/16	50,000	49,767

		98,112

CHEMICALS—0.45%
Dow Chemical Co. (The)
6.00%, 10/01/12	40,000	40,470
Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	50,000	48,366

		88,836
COMMERCIAL SERVICES—0.69%
Donnelley (R.R.) & Sons Co.
6.13%, 01/15/17	50,000	49,406
McKesson Corp.
5.70%, 03/01/17	50,000	48,900
Western Union Co.
5.40%, 11/17/11	40,000	39,441

		137,747
COMPUTERS—0.49%
International Business Machines Corp.
4.75%, 11/29/12	100,000	96,719

		96,719
COSMETICS & PERSONAL CARE—0.98%
Procter & Gamble Co.
3.50%, 12/15/08	200,000	194,666

		194,666
DIVERSIFIED FINANCIAL SERVICES—28.36%
American Express Co.
4.88%, 07/15/13	50,000	48,366
6.80%, 09/01/66	40,000	41,694
American General Finance Corp.
5.38%, 10/01/12	200,000	197,130
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	200,000	199,514
Boeing Capital Corp.
6.10%, 03/01/11	70,000	71,854
CIT Group Inc.
5.40%, 02/13/12	300,000	295,231
Citigroup Inc.
6.00%, 02/21/12	600,000	613,295
Countrywide Financial Corp.
6.25%, 05/15/16	40,000	40,216
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	270,000	263,646
Credit Suisse USA Inc.
5.38%, 03/02/16	150,000	147,778
Deutsche Telekom International Finance AG
8.00%, 06/15/10	100,000	106,995
Devon Financing Corp. ULC
6.88%, 09/30/11	50,000	52,458
General Electric Capital Corp.
4.13%, 09/01/09	600,000	585,565
5.00%, 01/08/16	100,000	96,074
General Electric Co.
5.00%, 02/01/13	200,000	195,648
General Mills Inc.
6.00%, 02/15/12	40,000	40,624
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	340,000	331,895
Goldman Sachs Group LP
5.00%, 10/01/14	200,000	191,342
HSBC Finance Corp.
5.50%, 01/19/16	300,000	293,733
John Deere Capital Corp.
7.00%, 03/15/12	40,000	42,482

JPMorgan Chase & Co.
5.75%, 01/02/13	400,000	402,822
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	100,000	98,414
5.75%, 07/18/11	200,000	201,745
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	200,000	202,196
Morgan Stanley
5.75%, 10/18/16	100,000	99,136
6.75%, 04/15/11	340,000	354,266
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	100,000	107,135
Residential Capital Corp.
6.50%, 04/17/13	150,000	148,333
SLM Corp.
5.38%, 05/15/14	90,000	80,722
Toyota Motor Credit Corp.
4.25%, 03/15/10	100,000	97,464

		5,647,773
ELECTRIC—4.84%
Constellation Energy Group Inc.
4.55%, 06/15/15	100,000	91,815
Dominion Resources Inc.
5.15%, 07/15/15	100,000	96,206
Duke Capital LLC
6.25%, 02/15/13	100,000	101,616
Duke Energy Corp.
6.25%, 01/15/12	40,000	41,159
Exelon Corp.
4.90%, 06/15/15	100,000	93,123
Exelon Generation Co. LLC
5.35%, 01/15/14	100,000	96,536
Pacific Gas & Electric Co.
4.80%, 03/01/14	200,000	191,200
Progress Energy Inc.
7.10%, 03/01/11	200,000	210,764
TXU Electric Delivery Co.
6.38%, 01/15/15	40,000	41,298

		963,717
FOOD—2.19%
Kraft Foods Inc.
4.00%, 10/01/08	150,000	147,011
Kroger Co. (The)
6.80%, 04/01/11	50,000	51,711
Safeway Inc.
7.50%, 09/15/09	200,000	207,469
Sara Lee Corp.
6.25%, 09/15/11	30,000	30,565

		436,756
FOREST PRODUCTS & PAPER—0.52%
International Paper Co.
6.75%, 09/01/11	50,000	51,751
Weyerhaeuser Co.
6.75%, 03/15/12	50,000	51,979

		103,730
HEALTH CARE-SERVICES—0.68%
UnitedHealth Group Inc.
4.88%, 03/15/15	40,000	37,896

WellPoint Inc.
5.00%, 01/15/11	100,000	98,150

		136,046
HOLDING COMPANIES-DIVERSIFIED—0.12%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	24,000	23,876

		23,876
HOME BUILDERS—0.68%
Centex Corp.
7.88%, 02/01/11	40,000	42,084
Pulte Homes Inc.
5.25%, 01/15/14	100,000	92,894

		134,978
HOUSEHOLD PRODUCTS & WARES—0.65%
Fortune Brands Inc.
5.13%, 01/15/11	100,000	97,851
Unilever Capital Corp.
7.13%, 11/01/10	30,000	31,489

		129,340
INSURANCE—2.60%
Allstate Corp. (The)
5.00%, 08/15/14	50,000	48,323
American International Group Inc.
5.60%, 10/18/16	50,000	50,105
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	80,000	76,841
Genworth Financial Inc.
6.15%, 11/15/66	100,000	96,936
Lincoln National Corp.
7.00%, 05/17/66	50,000	52,124
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	100,000	97,985
Metlife Inc.
5.00%, 06/15/15	100,000	95,844

		518,158
MACHINERY—0.76%
Caterpillar Inc.
5.70%, 08/15/16	150,000	150,518

		150,518
MEDIA—2.64%
AOL Time Warner Inc.
6.88%, 05/01/12	100,000	104,931
Cox Communications Inc.
4.63%, 01/15/10	100,000	97,790
News America Inc.
5.30%, 12/15/14	100,000	97,933
Time Warner Cable Inc.
5.40%, 07/02/12(a)	40,000	39,531
Viacom Inc.
6.25%, 04/30/16	50,000	49,862
6.63%, 05/15/11	30,000	30,949
Walt Disney Co.
6.38%, 03/01/12	100,000	103,904

		524,900

MINING—1.59%
Alcoa Inc.
5.55%, 02/01/17	24,000	23,146
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	200,000	192,654
Vale Overseas Ltd.
6.25%, 01/11/16	100,000	100,388

		316,188
MULTI-NATIONAL—5.39%
European Investment Bank
4.63%, 05/15/14	600,000	580,206
Inter-American Development Bank
5.13%, 09/13/16	200,000	198,600
International Bank for Reconstruction & Development
4.13%, 08/12/09	300,000	294,510

		1,073,316
OFFICE & BUSINESS EQUIPMENT—0.52%
Xerox Corp.
6.88%, 08/15/11	100,000	104,067

		104,067
OIL & GAS—2.59%
Anadarko Petroleum Corp.
5.95%, 09/15/16	100,000	98,659
Apache Corp.
5.25%, 04/15/13	40,000	39,444
Conoco Funding Co.
6.35%, 10/15/11	200,000	207,462
Enterprise Products Operating LP
5.60%, 10/15/14	120,000	118,145
XTO Energy Inc.
6.25%, 04/15/13	50,000	51,327

		515,037
PHARMACEUTICALS—1.87%
Abbott Laboratories
5.38%, 05/15/09	150,000	150,046
AmerisourceBergen Corp.
5.88%, 09/15/15	24,000	23,331
Wyeth
5.50%, 02/01/14	200,000	199,212

		372,589
PIPELINES—0.26%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	50,000	51,797

		51,797
REAL ESTATE—0.24%
ERP Operating LP
5.13%, 03/15/16	50,000	47,664

		47,664
REAL ESTATE INVESTMENT TRUSTS—1.20%
Boston Properties LP
6.25%, 01/15/13	50,000	51,448
iStar Financial Inc.
5.88%, 03/15/16	50,000	48,348
ProLogis
5.63%, 11/15/16	40,000	39,409
Simon Property Group LP
5.60%, 09/01/11	100,000	100,294

		239,499

RETAIL—3.23%
Costco Wholesale Corp.
5.30%, 03/15/12	30,000	29,822
CVS/Caremark Corp.
6.30%, 06/01/37	50,000	49,605
Federated Retail Holdings Inc.
5.90%, 12/01/16	70,000	68,854
Home Depot Inc.
5.40%, 03/01/16	100,000	96,149
Target Corp.
5.40%, 10/01/08	200,000	199,992
Wal-Mart Stores Inc.
4.55%, 05/01/13	100,000	95,544
6.88%, 08/10/09	100,000	103,167

		643,133
SAVINGS & LOANS—0.98%
Washington Mutual Inc.
4.00%, 01/15/09	200,000	195,314

		195,314
SOFTWARE—0.73%
Oracle Corp.
5.25%, 01/15/16	150,000	145,244

		145,244
TELECOMMUNICATIONS—7.11%
AT&T Wireless Services Inc.
7.88%, 03/01/11	100,000	108,081
Cisco Systems Inc.
5.50%, 02/22/16	200,000	197,396
Embarq Corp.
7.08%, 06/01/16	100,000	101,875
France Telecom SA
7.75%, 03/01/11	100,000	107,487
Rogers Wireless Inc.
6.38%, 03/01/14	50,000	51,185
SBC Communications Inc.
5.88%, 02/01/12	200,000	202,549
Sprint Capital Corp.
8.38%, 03/15/12	100,000	109,706
Sprint Nextel Corp.
6.00%, 12/01/16	50,000	48,146
Telecom Italia Capital SA
4.00%, 01/15/10	200,000	192,475
Verizon Communications Inc.
5.55%, 02/15/16	200,000	197,137
Vodafone Group PLC
5.75%, 03/15/16	100,000	98,973

		1,415,010
TELEPHONE—1.67%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	200,000	225,934
Telefonica Europe BV
7.75%, 09/15/10	100,000	106,491

		332,425
TEXTILES—0.38%
Mohawk Industries Inc.
6.13%, 01/15/16	76,000	75,667

		75,667

TRANSPORTATION—0.52%
CSX Corp.
6.75%, 03/15/11	100,000	103,594

		103,594

TOTAL CORPORATE BONDS & NOTES
(Cost: $18,129,693)		17,915,485

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—8.13%
Italy (Republic of)
6.00%, 02/22/11	600,000	617,053
Ontario (Province of)
5.50%, 10/01/08	400,000	401,001
Quebec (Province of)
5.00%, 03/01/16	200,000	194,871
United Mexican States
4.63%, 10/08/08	200,000	197,432
6.38%, 01/16/13	200,000	208,928

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,628,526)		1,619,285

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.04%

MONEY MARKET FUNDS—1.04%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(c)(d)	207,809	207,809

		207,809

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,809)		207,809

TOTAL INVESTMENTS IN SECURITIES—99.15%
(Cost: $19,966,028)		19,742,579
Other Assets, Less Liabilities—0.85%		168,444

NET ASSETS—100.00%		$19,911,023

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2007

Security	Principal	Value

CORPORATE BONDS & NOTES—33.43%

AGRICULTURE—0.04%
Altria Group Inc.
7.00%, 11/04/13	$20,000	$21,404

		21,404
AUTO MANUFACTURERS—0.39%
DaimlerChrysler N.A. Holding Corp.
4.05%, 06/04/08	95,000	93,642
6.50%, 11/15/13	95,000	99,262

		192,904
BANKS—4.47%
Bank of America Corp.
4.50%, 08/01/10	215,000	209,672
4.88%, 01/15/13	280,000	271,486
Capital One Financial Corp.
5.70%, 09/15/11	95,000	94,852
KfW Bankengruppe
4.25%, 06/15/10	430,000	419,708
4.88%, 01/17/17	125,000	121,393
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	100,000	96,599
US Bank N.A.
4.80%, 04/15/15	185,000	175,557
Wachovia Corp.
3.50%, 08/15/08	375,000	366,613
5.30%, 10/15/11	100,000	99,344
Wells Fargo & Co.
4.88%, 01/12/11	375,000	368,726

		2,223,950
BEVERAGES—0.19%
Diageo Finance BV
5.30%, 10/28/15	100,000	96,704

		96,704
BIOTECHNOLOGY—0.19%
Amgen Inc.
4.00%, 11/18/09	95,000	91,926

		91,926
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	55,000	53,179
Masco Corp.
6.13%, 10/03/16	40,000	39,814

		92,993
CHEMICALS—0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	40,000	40,470

Du Pont (E.I.) de Nemours and Co.
4.13%, 04/30/10	50,000	48,366

		88,836
COMMERCIAL SERVICES—0.24%
Donnelley (R.R.) & Sons Co.
6.13%, 01/15/17	40,000	39,525
McKesson Corp.
5.70%, 03/01/17	50,000	48,900
Western Union Co.
5.40%, 11/17/11	30,000	29,581

		118,006
COMPUTERS—0.19%
International Business Machines Corp.
4.75%, 11/29/12	100,000	96,719

		96,719
COSMETICS & PERSONAL CARE—0.36%
Procter & Gamble Co.
3.50%, 12/15/08	185,000	180,067

		180,067
DIVERSIFIED FINANCIAL SERVICES—10.46%
American Express Co.
4.88%, 07/15/13	60,000	58,039
6.80%, 09/01/66	40,000	41,694
American General Finance Corp.
5.38%, 10/01/12	185,000	182,345
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	185,000	184,550
Boeing Capital Corp.
6.10%, 03/01/11	70,000	71,854
CIT Group Inc.
5.40%, 02/13/12	280,000	275,549
Citigroup Inc.
6.00%, 02/21/12	555,000	567,298
Countrywide Financial Corp.
6.25%, 05/15/16	50,000	50,270
Credit Suisse First Boston USA Inc.
3.88%, 01/15/09	250,000	244,116
Credit Suisse USA Inc.
5.38%, 03/02/16	140,000	137,926
Deutsche Telekom International Finance AG
8.00%, 06/15/10	95,000	101,645
Devon Financing Corp. ULC
6.88%, 09/30/11	50,000	52,458
General Electric Capital Corp.
4.13%, 09/01/09	555,000	541,648
5.00%, 01/08/16	95,000	91,270
General Electric Co.
5.00%, 02/01/13	185,000	180,974
General Mills Inc.
6.00%, 02/15/12	40,000	40,624
Goldman Sachs Group Inc. (The)
3.88%, 01/15/09	360,000	351,419
Goldman Sachs Group LP
5.00%, 10/01/14	235,000	224,827
HSBC Finance Corp.
5.50%, 01/19/16	285,000	279,046
John Deere Capital Corp.
7.00%, 03/15/12	80,000	84,964

JPMorgan Chase & Co.
5.75%, 01/02/13	375,000	377,645
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	90,000	88,572
5.75%, 07/18/11	185,000	186,614
Morgan Stanley
5.75%, 10/18/16	100,000	99,136
6.75%, 04/15/11	315,000	328,217
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	95,000	101,778
Residential Capital Corp.
6.50%, 04/17/13	95,000	93,944
SLM Corp.
5.38%, 05/15/14	85,000	76,238
Toyota Motor Credit Corp.
4.25%, 03/15/10	95,000	92,591

		5,207,251
ELECTRIC—1.81%
Constellation Energy Group Inc.
4.55%, 06/15/15	90,000	82,633
Dominion Resources Inc.
5.15%, 07/15/15	95,000	91,395
Duke Capital LLC
6.25%, 02/15/13	95,000	96,535
Duke Energy Corp.
6.25%, 01/15/12	35,000	36,014
Exelon Corp.
4.90%, 06/15/15	95,000	88,467
Exelon Generation Co. LLC
5.35%, 01/15/14	95,000	91,709
Pacific Gas & Electric Co.
4.80%, 03/01/14	185,000	176,860
Progress Energy Inc.
7.10%, 03/01/11	185,000	194,957
TXU Electric Delivery Co.
6.38%, 01/15/15	40,000	41,298

		899,868
FOOD—0.81%
Kraft Foods Inc.
4.00%, 10/01/08	130,000	127,409
Kroger Co. (The)
6.80%, 04/01/11	50,000	51,711
Safeway Inc.
7.50%, 09/15/09	185,000	191,909
Sara Lee Corp.
6.25%, 09/15/11	30,000	30,565

		401,594
FOREST PRODUCTS & PAPER—0.24%
International Paper Co.
6.75%, 09/01/11	55,000	56,926
Weyerhaeuser Co.
6.75%, 03/15/12	60,000	62,375

		119,301
HEALTH CARE-SERVICES—0.27%
UnitedHealth Group Inc.
4.88%, 03/15/15	40,000	37,896
WellPoint Inc.
5.00%, 01/15/11	100,000	98,151

		136,047

HOLDING COMPANIES-DIVERSIFIED—0.10%
Capmark Financial Group Inc.
6.30%, 05/10/17(a)	50,000	49,743

		49,743
HOME BUILDERS—0.25%
Centex Corp.
7.88%, 02/01/11	35,000	36,823
Pulte Homes Inc.
5.25%, 01/15/14	95,000	88,249

		125,072
HOUSEHOLD PRODUCTS & WARES—0.27%
Fortune Brands Inc.
5.13%, 01/15/11	95,000	92,959
Unilever Capital Corp.
7.13%, 11/01/10	40,000	41,986

		134,945
INSURANCE—0.97%
Allstate Corp. (The)
5.00%, 08/15/14	50,000	48,323
American International Group Inc.
5.60%, 10/18/16	100,000	100,210
Genworth Financial Inc.
6.15%, 11/15/66	95,000	92,089
Lincoln National Corp.
7.00%, 05/17/66	55,000	57,336
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	95,000	93,086
Metlife Inc.
5.00%, 06/15/15	95,000	91,052

		482,096
MACHINERY—0.28%
Caterpillar Inc.
5.70%, 08/15/16	140,000	140,484

		140,484
MEDIA—0.96%
AOL Time Warner Inc.
6.88%, 05/01/12	95,000	99,685
Cox Communications Inc.
4.63%, 01/15/10	95,000	92,900
News America Inc.
5.30%, 12/15/14	90,000	88,139
Viacom Inc.
6.25%, 04/30/16	50,000	49,862
6.63%, 05/15/11	40,000	41,265
Walt Disney Co.
6.38%, 03/01/12	100,000	103,904

		475,755
MINING—0.60%
Alcoa Inc.
5.55%, 02/01/17	25,000	24,110
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	185,000	178,205
Vale Overseas Ltd.
6.25%, 01/23/17	95,000	95,392

		297,707

MULTI-NATIONAL—2.00%
European Investment Bank
4.63%, 05/15/14	555,000	536,691
Inter-American Development Bank
5.13%, 09/13/16	185,000	183,705
International Bank for Reconstruction & Development
4.13%, 08/12/09	280,000	274,876

		995,272
OFFICE & BUSINESS EQUIPMENT—0.20%
Xerox Corp.
6.88%, 08/15/11	95,000	98,863

		98,863
OIL & GAS—0.97%
Anadarko Petroleum Corp.
5.95%, 09/15/16	90,000	88,793
Apache Corp.
5.25%, 04/15/13	50,000	49,306
Conoco Funding Co.
6.35%, 10/15/11	185,000	191,902
Enterprise Products Operating LP
5.60%, 10/15/14	105,000	103,377
XTO Energy Inc.
6.25%, 04/15/13	50,000	51,327

		484,705
PHARMACEUTICALS—0.61%
Abbott Laboratories
5.38%, 05/15/09	100,000	100,031
AmerisourceBergen Corp.
5.88%, 09/15/15	20,000	19,443
Wyeth
5.50%, 02/01/14	185,000	184,272

		303,746
PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	50,000	51,797

		51,797
REAL ESTATE—0.10%
ERP Operating LP
5.13%, 03/15/16	50,000	47,664

		47,664
REAL ESTATE INVESTMENT TRUSTS—0.49%
Boston Properties LP
6.25%, 01/15/13	50,000	51,448
iStar Financial Inc.
5.88%, 03/15/16	60,000	58,018
ProLogis
5.63%, 11/15/16	40,000	39,409
Simon Property Group LP
5.60%, 09/01/11	95,000	95,279

		244,154
RETAIL—1.29%
Costco Wholesale Corp.
5.30%, 03/15/12	30,000	29,822
CVS/Caremark Corp.
6.30%, 06/01/37	80,000	79,367

Federated Retail Holdings Inc.
5.90%, 12/01/16	70,000	68,854
Home Depot Inc.
5.40%, 03/01/16	95,000	91,341
Target Corp.
5.40%, 10/01/08	185,000	184,993
Wal-Mart Stores Inc.
4.55%, 05/01/13	95,000	90,767
6.88%, 08/10/09	95,000	98,009

		643,153
SAVINGS & LOANS—0.36%
Washington Mutual Inc.
4.00%, 01/15/09	185,000	180,665

		180,665
SOFTWARE—0.27%
Oracle Corp.
5.25%, 01/15/16	140,000	135,561

		135,561
TELECOMMUNICATIONS—2.62%
AT&T Wireless Services Inc.
7.88%, 03/01/11	95,000	102,677
Cisco Systems Inc.
5.50%, 02/22/16	185,000	182,591
Embarq Corp.
7.08%, 06/01/16	70,000	71,313
France Telecom SA
7.75%, 03/01/11	95,000	102,113
Rogers Wireless Inc.
6.38%, 03/01/14	50,000	51,185
SBC Communications Inc.
5.88%, 02/01/12	185,000	187,358
Sprint Capital Corp.
8.38%, 03/15/12	95,000	104,221
Sprint Nextel Corp.
6.00%, 12/01/16	50,000	48,146
Telecom Italia Capital SA
4.00%, 01/15/10	185,000	178,039
Verizon Communications Inc.
5.55%, 02/15/16	185,000	182,352
Vodafone Group PLC
5.75%, 03/15/16	95,000	94,024

		1,304,019
TELEPHONE—0.62%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	185,000	208,989
Telefonica Europe BV
7.75%, 09/15/10	95,000	101,166

		310,155
TEXTILES—0.14%
Mohawk Industries Inc.
6.13%, 01/15/16	70,000	69,694

		69,694
TRANSPORTATION—0.20%
CSX Corp.
6.75%, 03/15/11	95,000	98,414

		98,414

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,827,192)		16,641,234

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—3.02%
Italy (Republic of)
6.00%, 02/22/11	555,000	570,774
Ontario (Province of)
5.50%, 10/01/08	375,000	375,939
Quebec (Province of)
5.00%, 03/01/16	185,000	180,255
United Mexican States
4.63%, 10/08/08	185,000	182,625
6.38%, 01/16/13	185,000	193,258

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,512,257)		1,502,851

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—61.47%

U.S. GOVERNMENT AGENCY OBLIGATIONS—21.42%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(c)	1,700,000	1,642,537
5.00%, 01/16/09	3,000,000	2,990,978
Federal National Mortgage Association
5.00%, 04/15/15(c)	1,000,000	986,361
7.25%, 01/15/10(c)	4,800,000	5,043,060

		10,662,936
U.S. GOVERNMENT OBLIGATIONS—40.05%
U.S. Treasury Notes
4.50%, 02/15/09(c)	2,025,000	2,009,873
4.75%, 05/15/14(c)	2,800,000	2,779,112
4.88%, 07/31/11(c)	3,900,000	3,901,872
4.88%, 08/15/16(c)	3,450,000	3,441,306
5.13%, 06/30/08(c)	2,950,000	2,952,065
6.00%, 08/15/09	4,750,000	4,856,780

		19,941,008

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $30,861,402)		30,603,944

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—35.39%

COMMERCIAL PAPER(d)—7.61%
Amsterdam Funding Corp.
5.29%, 06/06/07(a)	515,780	515,406
BNP Paribas Finance Inc.
5.12%, 06/06/07	65,645	65,598

Carrera Capital Finance LLC
5.32%, 06/01/07(a)	174,240	174,240
Fairway Finance Corp.
5.28%, 06/04/07(a)	91,548	91,508
General Electric Capital Corp.
5.12%, 06/04/07(a)	140,667	140,607
General Electric Capital Services Inc.
5.32%, 06/01/07(a)	375,113	375,113
Grampian Funding LLC
5.14%, 06/06/07(a)	281,335	281,134
Harrier Finance Funding LLC
5.12%, 06/06/07(a)	187,557	187,423
Jupiter Securitization Corp.
5.26%, 06/06/07(a)	46,974	46,939
Kitty Hawk Funding Corp.
5.27%, 06/04/07(a)	135,339	135,279
Links Finance LLC
5.31%, 06/01/07(a)	210,080	210,080
Park Granada LLC
5.33%, 06/01/07(a)	515,780	515,780
Park Sienna LLC
5.34%, 06/01/07(a)	225,068	225,068
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(a)	446,733	446,734
Variable Funding Capital Corp.
5.31%, 06/01/07(a)	375,113	375,113

		3,786,022
MEDIUM-TERM NOTES(d)—0.28%
K2 USA LLC
5.39%, 06/04/07(a)	140,667	140,667

		140,667
MONEY MARKET FUNDS—11.42%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(e)(f)	138,297	138,297
BGI Cash Premier Fund LLC
5.33%(d)(e)(f)	5,546,305	5,546,305

		5,684,602
REPURCHASE AGREEMENTS(d)—10.24%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $176,329 (collateralized by non-U.S. government debt securities, value $182,367, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$176,303	176,303
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $375,169 (collateralized by non-U.S. government debt securities, value $395,440, 3.50% to 6.11%, 3/10/09 to 12/27/22).	375,113	375,113
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $750,337 (collateralized by non-U.S. government debt securities, value $768,283, 5.00%, 5/1/35).	750,226	750,226
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $468,960 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $480,181, 5.00% to 7.50%, 9/1/15 to 5/1/37).	468,891	468,891

Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $281,377 (collateralized by non-U.S. government debt securities, value $310,704, 0.00% to 12.87%, 2/15/20 to 11/25/52).	281,335	281,335
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $515,856 (collateralized by non-U.S. government debt securities, value $528,571, 4.13% to 6.26%, 4/1/19 to 10/1/42).	515,780	515,780
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $281,377 (collateralized by U.S. government obligations, value $297,521, 5.56%, 8/25/46).	281,335	281,335
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $468,960 (collateralized by non-U.S. government debt securities, value $480,184, 4.17% to 6.73%, 8/1/31 to 6/1/37).	468,891	468,891
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $281,377 (collateralized by non-U.S. government debt securities, value $290,935, 5.25% to 9.63%, 11/15/07 to 4/15/37).	281,335	281,335
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $468,960 (collateralized by non-U.S. government debt securities, value $494,045, 0.00% to 6.35%, 3/20/10 to 12/15/26).	468,891	468,891
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $93,792 (collateralized by non-U.S. government debt securities, value $98,863, 3.30% to 5.95%, 1/1/30 to 6/1/46).	93,778	93,778
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $468,961 (collateralized by non-U.S. government debt securities, value $491,491, 2.25% to 10.07%, 11/1/11 to 5/25/47).	468,891	468,891
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $281,377 (collateralized by non-U.S. government debt securities, value $294,328, 3.60% to 13.63%, 10/15/07 to 2/15/26).	281,335	281,335
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $187,585 (collateralized by non-U.S. government debt securities, value $196,219, 3.60% to 13.63%, 10/15/07 to 2/15/26).	187,557	187,557

		5,099,661
TIME DEPOSITS(d)—5.09%
Danske Bank A/S
5.32%, 06/01/07	468,891	468,891
Deutsche Bank AG
5.29%, 06/01/07	468,891	468,891
Dexia Credit Local
5.29%, 06/01/07	518,432	518,432
KBC Bank
5.32%, 06/01/07	515,780	515,780
Societe Generale
5.29%-5.32%, 06/01/07	562,669	562,669

		2,534,663

VARIABLE & FLOATING RATE NOTES(d)—0.75%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(a)	103,156	103,156
Metropolitan Life Insurance Funding
5.43%, 08/01/07 (a)(g)	18,756	18,756
Strips III LLC
5.37%, 07/24/07(a)	34,443	34,443
Wal-Mart Stores Inc.
5.50%, 07/16/07	140,667	140,679
Wind Master Trust
5.31%, 07/25/07(a)	75,023	75,023

		372,057

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,617,672)		17,617,672

TOTAL INVESTMENTS IN SECURITIES—133.31%
(Cost: $66,818,523)		66,365,701
Other Assets, Less Liabilities—(33.31)%		(16,581,218)

NET ASSETS—100.00%		$49,784,483

(a)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES LEHMAN MBS FIXED-RATE BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—93.62%

MORTGAGE-BACKED SECURITIES—93.62%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/22(a)	$1,550,000	$1,483,399
5.00%, 06/01/22(a)	870,000	848,114
5.00%, 07/01/37(a)	2,272,000	2,161,240
5.50%, 06/01/22(a)	1,020,000	1,012,191
5.50%, 07/01/37(a)	2,146,000	2,094,362
6.00%, 07/01/37(a)	1,500,000	1,497,656
Federal National Mortgage Association
4.50%, 06/01/22(a)	750,000	717,656
5.00%, 06/01/22(a)	960,000	935,550
5.50%, 06/01/22(a)	610,000	605,235
5.50%, 07/01/37(a)	3,180,000	3,102,984
6.00%, 07/01/37(a)	790,000	788,395
6.50%, 07/01/37(a)	1,740,000	1,765,828
Government National Mortgage Association
5.00%, 06/01/37(a)	830,000	796,541
5.50%, 06/01/37(a)	450,000	442,195
6.00%, 06/01/37(a)	450,000	452,109

		18,703,455

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $18,789,514)		18,703,455

Security	Shares	Value

SHORT-TERM INVESTMENTS—100.67%

MONEY MARKET FUNDS—100.67%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(b)(c)	20,110,975	20,110,975

		20,110,975

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,110,975)		20,110,975

TOTAL INVESTMENTS IN SECURITIES—194.29%
(Cost: $38,900,489)		38,814,430
Other Assets, Less Liabilities—(94.29)%		(18,836,829)

NET ASSETS—100.00%		$19,977,601

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.80%
U.S. Treasury Bills
4.56%, 07/12/07	$9,000,000	$8,953,362
4.58%, 07/19/07	27,000,000	26,835,121
U.S. Treasury Notes
3.00%, 11/15/07	10,800,000	10,707,768
3.25%, 08/15/07	10,800,000	10,764,144
3.63%, 06/30/07(a)	8,496,000	8,485,040
3.75%, 05/15/08	24,480,000	24,177,917
3.88%, 07/31/07(a)	8,100,000	8,086,392
4.00%, 08/31/07(a)	28,800,000	28,733,759
4.00%, 09/30/07(a)	10,980,000	10,946,950
4.25%, 10/31/07	17,046,000	16,999,976
4.25%, 11/30/07(a)	9,000,000	8,974,350
4.38%, 12/31/07	15,840,000	15,786,778
4.38%, 01/31/08(a)	3,780,000	3,765,523
4.63%, 02/29/08(a)	11,610,000	11,574,125

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $194,754,618)		194,791,205

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—38.68%

COMMERCIAL PAPER(b)—0.30%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	79,437	79,386
BNP Paribas Finance Inc.
5.12%, 06/06/07	10,110	10,103
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	26,835	26,835
Fairway Finance Corp.
5.28%, 06/04/07(c)	14,100	14,093
General Electric Capital Corp.
5.12%, 06/04/07(c)	21,665	21,655
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	57,772	57,772
Grampian Funding LLC
5.14%, 06/06/07(c)	43,329	43,298
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	28,886	28,866
Jupiter Securitization Corp.
5.26%, 06/06/07(c)	7,235	7,229
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	20,844	20,835
Links Finance LLC
5.31%, 06/01/07(c)	32,355	32,355

Park Granada LLC
5.33%, 06/01/07(c)	79,437	79,437
Park Sienna LLC
5.34%, 06/01/07(c)	34,663	34,663
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	68,803	68,803
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	57,772	57,772

		583,102
MEDIUM-TERM NOTES(b)—0.01%
K2 USA LLC
5.39%, 06/04/07(c)	21,665	21,665

		21,665
MONEY MARKET FUNDS—37.74%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	627,986	627,986
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	73,785,413	73,785,413

		74,413,399
REPURCHASE AGREEMENTS(b)—0.40%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $27,157 (collateralized by non-U.S. government debt securities, value $28,087, 5.50% to 8.00%, 11/1/08 to 3/15/19).	$27,153	27,153
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $57,781 (collateralized by non-U.S. government debt securities, value $60,903, 3.50% to 6.11%, 3/10/09 to 12/27/22).	57,772	57,772
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $115,562 (collateralized by non-U.S. government debt securities, value $118,326, 5.00%, 5/1/35).	115,545	115,545
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $72,226 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $73,954, 5.00% to 7.50%, 9/1/15 to 5/1/37).	72,215	72,215
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $43,335 (collateralized by non-U.S. government debt securities, value $47,852, 0.00% to 12.87%, 2/15/20 to 11/25/52).	43,329	43,329
Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $79,449 (collateralized by non-U.S. government debt securities, value $81,407, 4.13% to 6.26%, 4/1/19 to 10/1/42).	79,437	79,437
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $43,335 (collateralized by U.S. government obligations, value $45,822, 5.56%, 8/25/46).	43,329	43,329
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $72,226 (collateralized by non-U.S. government debt securities, value $73,955, 4.17% to 6.73%, 8/1/31 to 6/1/37).	72,215	72,215

Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $43,335 (collateralized by non-U.S. government debt securities, value $44,808, 5.25% to 9.63%, 11/15/07 to 4/15/37).	43,329	43,329
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $72,226 (collateralized by non-U.S. government debt securities, value $76,089, 0.00% to 6.35%, 3/20/10 to 12/15/26).	72,215	72,215
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $14,445 (collateralized by non-U.S. government debt securities, value $15,226, 3.30% to 5.95%, 1/1/30 to 6/1/46).	14,443	14,443
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $72,226 (collateralized by non-U.S. government debt securities, value $75,696, 2.25% to 10.07%, 11/1/11 to 5/25/47).	72,215	72,215
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $43,335 (collateralized by non-U.S. government debt securities, value $45,330, 3.60% to 13.63%, 10/15/07 to 2/15/26).	43,329	43,329
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $28,890 (collateralized by non-U.S. government debt securities, value $30,220, 3.60% to 13.63%, 10/15/07 to 2/15/26).	28,886	28,886

		785,412
TIME DEPOSITS(b)—0.20%
Danske Bank A/S
5.32%, 06/01/07	72,215	72,215
Deutsche Bank AG
5.29%, 06/01/07	72,215	72,215
Dexia Credit Local
5.29%, 06/01/07	79,845	79,845
KBC Bank
5.32%, 06/01/07	79,437	79,437
Societe Generale
5.29%-5.32%, 06/01/07	86,658	86,658

		390,370
VARIABLE & FLOATING RATE NOTES(b)—0.03%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	15,887	15,887
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	2,889	2,889
Strips III LLC
5.37%, 07/24/07(c)	5,305	5,305
Wal-Mart Stores Inc.
5.50%, 07/16/07	21,666	21,666
Wind Master Trust
5.31%, 07/25/07(c)	11,554	11,554

		57,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,251,249)		76,251,249

TOTAL INVESTMENTS IN SECURITIES—137.48%
(Cost: $271,005,867)	271,042,454
Other Assets, Less Liabilities—(37.48)%	(73,895,147)

NET ASSETS—100.00%	$197,147,307

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

May 31, 2007

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.68%
U.S. Treasury Inflation Index Bonds
0.88%, 04/15/10(a)	$322,806,331	$307,818,433
1.63%, 01/15/15	232,840,920	218,530,517
1.88%, 07/15/13(a)	262,163,901	253,200,518
1.88%, 07/15/15	182,044,788	173,803,621
2.00%, 04/15/12	64,200,000	63,366,379
2.00%, 01/15/14(a)	255,832,515	247,950,315
2.00%, 07/15/14	237,262,613	229,774,605
2.00%, 01/15/16	178,849,798	171,851,406
2.00%, 01/15/26(a)	183,719,471	169,374,654
2.38%, 04/15/11	208,057,776	206,948,828
2.38%, 01/15/17(a)	163,387,395	161,408,774
2.38%, 01/15/25	312,310,316	305,320,811
2.38%, 01/15/27(a)	94,982,539	92,840,683
2.50%, 07/15/16	169,680,857	169,770,788
3.00%, 07/15/12(a)	271,218,421	278,237,554
3.38%, 01/15/12(a)	93,029,258	96,591,348
3.38%, 04/15/32	57,421,884	67,479,901
3.50%, 01/15/11	134,287,131	139,067,753
3.63%, 04/15/28(a)	202,631,340	238,942,876
3.88%, 01/15/09(a)	170,372,265	173,806,970
3.88%, 04/15/29(a)	233,568,686	286,892,417
4.25%, 01/15/10(a)	142,573,049	148,881,906

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,334,314,009)		4,201,861,057

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS—36.62%

COMMERCIAL PAPER(b)—3.19%
Amsterdam Funding Corp.
5.29%, 06/06/07(c)	18,504,098	18,490,505
BNP Paribas Finance Inc.
5.12%, 06/06/07	2,355,067	2,353,394
Carrera Capital Finance LLC
5.32%, 06/01/07(c)	6,251,021	6,251,021
Fairway Finance Corp.
5.28%, 06/04/07(c)	3,284,376	3,282,931
General Electric Capital Corp.
5.12%, 06/04/07(c)	5,046,572	5,044,421
General Electric Capital Services Inc.
5.32%, 06/01/07(c)	13,457,526	13,457,526
Grampian Funding LLC
5.14%, 06/06/07(c)	10,093,144	10,085,946
Harrier Finance Funding LLC
5.12%, 06/06/07(c)	6,728,763	6,723,983

Jupiter Securitization Corp.
5.26%, 06/06/07(c)	1,685,219	1,683,988
Kitty Hawk Funding Corp.
5.27%, 06/04/07(c)	4,855,408	4,853,276
Links Finance LLC
5.31%, 06/01/07(c)	7,536,820	7,536,820
Park Granada LLC
5.33%, 06/01/07(c)	18,504,098	18,504,098
Park Sienna LLC
5.34%, 06/01/07(c)	8,074,516	8,074,516
Three Pillars Funding Corp.
5.26%-5.30%, 06/01/07(c)	16,026,971	16,026,971
Variable Funding Capital Corp.
5.31%, 06/01/07(c)	13,457,526	13,457,526

		135,826,922
MEDIUM-TERM NOTES(b)—0.12%
K2 USA LLC
5.39%, 06/04/07(c)	5,046,572	5,046,572

		5,046,572
MONEY MARKET FUNDS—26.57%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
5.26%(d)(e)	2,974,283	2,974,283
BGI Cash Premier Fund LLC
5.33%(b)(d)(e)	1,128,441,604	1,128,441,604

		1,131,415,887
REPURCHASE AGREEMENTS(b)—4.30%
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $13,459,530 (collateralized by non-U.S. government debt securities, value $14,186,770, 3.50% to 6.11%, 3/10/09 to 12/27/22).	$13,457,526	13,457,526
Banc of America Securities LLC 5.36%, dated 5/31/07, due 6/1/07, maturity value $6,325,979 (collateralized by non-U.S. government debt securities, value $6,542,595, 5.50% to 8.00%, 11/1/08 to 3/15/19).	6,325,037	6,325,037
Bank of America N.A. 5.31%, dated 5/31/07, due 6/1/07, maturity value $26,919,022 (collateralized by non-U.S. government debt securities, value $27,562,868, 5.00%, 5/1/35).	26,915,052	26,915,052
Bear Stearns Companies Inc. (The) 5.31%, dated 5/31/07, due 6/1/07, maturity value $16,824,388 (collateralized by U.S. government obligations and non-U.S. government debt securities, value $17,226,946, 5.00% to 7.50%, 9/1/15 to 5/1/37).	16,821,907	16,821,907
Bear Stearns Companies Inc. (The) 5.37%, dated 5/31/07, due 6/1/07, maturity value $10,094,650 (collateralized by non-U.S. government debt securities, value $11,146,783, 0.00% to 12.87%, 2/15/20 to 11/25/52).	10,093,144	10,093,144

Citigroup Global Markets Holdings Inc. 5.31%, dated 5/31/07, due 6/1/07, maturity value $18,506,827 (collateralized by non-U.S. government debt securities, value $18,962,983, 4.13% to 6.26%, 4/1/19 to 10/1/42).	18,504,098	18,504,098
Citigroup Global Markets Holdings Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $10,094,647 (collateralized by U.S. government obligations, value $10,673,856, 5.56%, 8/25/46).	10,093,144	10,093,144
Credit Suisse First Boston 5.31%, dated 5/31/07, due 6/1/07, maturity value $16,824,388 (collateralized by non-U.S. government debt securities, value $17,227,038, 4.17% to 6.73%, 8/1/31 to 6/1/37).	16,821,907	16,821,907
Credit Suisse First Boston 5.32%, dated 5/31/07, due 6/1/07, maturity value $10,094,636 (collateralized by non-U.S. government debt securities, value $10,437,561, 5.25% to 9.63%, 11/15/07 to 4/15/37).	10,093,144	10,093,144
Goldman Sachs Group Inc. (The) 5.32%, dated 5/31/07, due 6/1/07, maturity value $16,824,393 (collateralized by non-U.S. government debt securities, value $17,724,332, 0.00% to 6.35%, 3/20/10 to 12/15/26).	16,821,907	16,821,907
HSBC Securities Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $3,364,882 (collateralized by non-U.S. government debt securities, value $3,546,784, 3.30% to 5.95%, 1/1/30 to 6/1/46).	3,364,381	3,364,381
Lehman Brothers Holdings Inc. 5.35%, dated 5/31/07, due 6/1/07, maturity value $16,824,407 (collateralized by non-U.S. government debt securities, value $17,632,679, 2.25% to 10.07%, 11/1/11 to 5/25/47).	16,821,907	16,821,907
Merrill Lynch & Co. Inc. 5.34%, dated 5/31/07, due 6/1/07, maturity value $10,094,641 (collateralized by non-U.S. government debt securities, value $10,559,298, 3.60% to 13.63%, 10/15/07 to 2/15/26).	10,093,144	10,093,144
Merrill Lynch & Co. Inc. 5.36%, dated 5/31/07, due 6/1/07, maturity value $6,729,765 (collateralized by non-U.S. government debt securities, value $7,039,532, 3.60% to 13.63%, 10/15/07 to 2/15/26).	6,728,763	6,728,763

		182,955,061
TIME DEPOSITS(b)—2.13%
Danske Bank A/S
5.32%, 06/01/07	16,821,907	16,821,907
Deutsche Bank AG
5.29%, 06/01/07	16,821,907	16,821,907
Dexia Credit Local
5.29%, 06/01/07	18,599,243	18,599,243
KBC Bank
5.32%, 06/01/07	18,504,098	18,504,098
Societe Generale
5.29%-5.32%, 06/01/07	20,186,288	20,186,288

		90,933,443

VARIABLE & FLOATING RATE NOTES(b)—0.31%
Carlyle Loan Investment Ltd.
5.37%, 07/15/07(c)	3,700,820	3,700,820
Metropolitan Life Insurance Funding
5.43%, 08/01/07(c)(f)	672,876	672,876
Strips III LLC
5.37%, 07/24/07(c)	1,235,684	1,235,684
Wal-Mart Stores Inc.
5.50%, 07/16/07	5,046,572	5,046,992
Wind Master Trust
5.31%, 07/25/07(c)	2,691,505	2,691,505

		13,347,877

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,559,525,762)		1,559,525,762

TOTAL INVESTMENTS IN SECURITIES—135.30%
(Cost: $5,893,839,771)		5,761,386,819
Other Assets, Less Liabilities—(35.30)%		(1,503,252,451)

NET ASSETS—100.00%		$4,258,134,368

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(c)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of May 31, 2007, the Trust offered 109 investment portfolios or funds.

These notes relate only to the schedules of investments for the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Fixed-Rate Bond Fund, iShares Lehman Short Treasury Bond Fund and iShares Lehman TIPS Bond Fund (each, a “Fund,” collectively, the “Funds”). The iShares iBoxx $ High Yield Corporate Bond Fund commenced operations on April 5, 2007 and the iShares Lehman MBS Fixed-Rate Bond Fund commenced operations on March 14, 2007.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. A Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by a Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. A Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. A Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FEDERAL INCOME TAXES

As of May 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$74,359,920	$266,973	$(115,477)	$151,496
iBoxx $ Investment Grade Corporate	3,006,082,687	9,528,732	(39,115,400)	(29,586,668)
Lehman 1-3 Year Credit	60,113,105	254	(276,696)	(276,442)
Lehman 1-3 Year Treasury	10,282,631,943	983,609	(26,615,533)	(25,631,924)
Lehman 3-7 Year Treasury	117,133,284	—	(960,969)	(960,969)
Lehman 7-10 Year Treasury	3,128,801,600	—	(35,997,944)	(35,997,944)
Lehman 10-20 Year Treasury	43,786,422	—	(648,447)	(648,447)
Lehman 20+ Year Treasury	2,418,008,926	—	(94,838,127)	(94,838,127)
Lehman Aggregate	9,110,395,853	—	(70,969,755)	(70,969,755)
Lehman Credit Bond	20,146,786	5,661	(311,724)	(306,063)
Lehman Government/Credit	74,807,509	—	(488,294)	(488,294)
Lehman Intermediate Credit	19,965,595	2,790	(225,806)	(223,016)
Lehman Intermediate Government/Credit	66,827,043	—	(461,342)	(461,342)
Lehman MBS Fixed-Rate	38,901,701	—	(87,271)	(87,271)
Lehman Short Treasury	271,005,867	55,985	(19,398)	36,587
Lehman TIPS	5,912,954,290	—	(151,567,471)	(151,567,471)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF, and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF, and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF, and TMMF are declared daily and paid monthly from net investment income.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. See Note 3 for additional information regarding the Premier Fund.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities. The collateral is maintained thereafter, at a value equal to at least

100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the three months ended May 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President and Chief Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) have been effective in achieving the purposes set forth in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President
Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President
Date: July 27, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer
Date: July 27, 2007